As filed with the Securities and Exchange Commission on March 01, 2002

                                                       Registration Nos.33-25716
                                                                        811-5697

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 Pre-Effective Amendment No.
     ------
       X   Post Effective Amendment No. 28
     ------
                                     and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT TO COMPANY ACT OF 1940
       X   Amendment No. 29
     ------
                             THE CHAPMAN FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                        401 East Pratt Street, Suite 2800
                            Baltimore, Maryland 21202
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (800) 752-1013 copy to:

                        Nathan A. Chapman, Jr., President
                             The Chapman Funds, Inc.
                        401 East Pratt Street, Suite 2800
                            Baltimore, Maryland 21202

                     (Name and Address of Agent for Service)


Approximate Date of Proposed Public Offering:    Continuous

It is proposed that this filing will become effective (check appropriate box):

     [ ] immediately upon filing pursuant to paragraph (b)
     [ ] on February 28, 2002 pursuant to paragraph (b)
     [X] 60 days after filing pursuant to paragraph (a) (1)
     [ ] on [date] pursuant to paragraph (a) (1)
     [ ] 75 days after filing pursuant to paragraph (a) (2)
     [ ] on [date] pursuant to paragraph (a) (2) of Rule 485 If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has previously registered an indefinite number of securities under the Securities Act of 1933, as amended, pursuant to Section (a) (1) of Rule 24f-2 under the Investment Company Act of 1940, as amended. Registrant's Rule 24f-2 Notice for the fiscal year ended October 31, 2001 was filed with Securities and Exchange Commission on January 26, 2002.

                              [CHAPMAN FUNDS LOGO]

                             The Chapman Funds, Inc.
                                   Prospectus
                                  March 1, 2002

                                 DEM EQUITY FUND
                                 INVESTOR SHARES

 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Domestic Emerging Markets-Registered Trademark- and DEM-Registered Trademark-are registered trademarks and DEM Profile-TM-, DEM Universe-TM-, DEM Company-TM-, and DEM Equity-TM- are trademarks of Nathan A. Chapman, Jr.

               A DOMESTIC EMERGING MARKETS INVESTMENT OPPORTUNITY

                                TABLE OF CONTENTS

OVERVIEW OF DEM EQUITY FUND.................................................  4

PERFORMANCE INFORMATION.....................................................  5

INVESTMENT PROGRAM..........................................................  8

FINANCIAL HIGHLIGHTS........................................................ 14

YOUR ACCOUNT................................................................ 15

DISTRUBUTIONS AND TAXES..................................................... 20

MANAGEMENT.................................................................. 21


WHY READING THIS PROSPECTUS IS IMPORTANT

    This prospectus explains the objectives, risks and strategies of the DEM Equity Fund. Reading the prospectus will help you to decide if the DEM Equity Fund is the right investment for you. We suggest that you keep it for future reference.

                           OVERVIEW OF DEM EQUITY FUND

The following summarizes key features of the DEM Equity Fund.

INVESTMENT OBJECTIVE/GOAL

          The fund seeks aggressive long-term growth through capital appreciation. Although the fund considers both capital appreciation and income when selecting investments, it places primary emphasis on capital appreciation.

PRINCIPAL INVESTMENT STRATEGY

          The fund invests pursuant to the Domestic Emerging Markets, or DEM, Strategy in companies that are controlled by African Americans, Asian Americans, Hispanic Americans or women that are located in the United States and its territories and that it believes are best positioned for growth. We refer to these companies as DEM companies. The universe of DEM companies includes approximately 200 companies with market capitalizations that range from micro-cap to large-cap; however, DEM companies are predominantly small-cap and micro-cap companies. The fund selects its investments based on its growth objective and its experience and familiarity with this limited universe of companies without regard to market capitalization. Accordingly, the median or average market capitalization of the companies the fund includes in its portfolio can be expected to vary and may not reflect the average or median market capitalization of the universe of DEM companies.

         We believe that DEM companies have not historically received the attention of mainstream securities analysts and investment advisors. We also believe that the DEM segment includes many companies whose growth potential is not fully represented in the prices of their securities.

         The Chapman Co., our distributor, has identified approximately 200 DEM companies. We call this group of DEM companies the DEM Universe. In determining whether a specific company is "controlled" by African Americans, Asian Americans, Hispanic Americans or women, and therefore, in the DEM Universe, the following criteria, called the DEM Profile, are used, each of which must be met:

   o At least 10% of the company's outstanding voting securities must be beneficially owned by members of one or more of the listed groups

   o At least one of the company's top three executive officers (Chairman, Chief Executive Officer or President) must be a member of one or more of the listed groups.

PRINCIPAL RISKS--YOU MAY LOSE MONEY

         The fund's share price can fall due a downturn in the general market, a particular industry, or the specific holdings of the fund. The general market can decline due to changes in the attitudes of investors, political or economic developments here or abroad or heavy institutional selling. The perception of an industry or specific company may change due to disappointing earnings or changes in the competitive environment. Further, our assessment of companies held in the fund may be wrong. Also, our investment approach may not gain the confidence of the investing public, with the result that our fund underperforms other types of stock funds. As a non-diversified portfolio, the fund may invest a greater proportion of its assets in the obligations of a smaller number of issuers and, as a result, may be subject to greater risks with respect to its portfolio securities.

         The DEM Universe is predominantly small-cap and micro-cap companies. Investing in small-cap and micro-cap companies involves greater risk than is customarily associated with larger companies. Stocks of small companies are subject to more abrupt or erratic price movements than larger-company stocks. Small companies often have limited products and services to offer, smaller markets or fewer financial resources, and less depth of management. Such companies seldom pay significant dividends that sustain returns in a falling market. Stocks of small companies may also have a less liquid market and may not be well known to the investing public, securities analysts and institutional investors. These stocks can have steep price declines if their earnings disappoint investors. Because these factors will affect the fund's portfolio, the fund may be more volatile than other stock mutual funds.

          In determining whether to invest in the fund, you should consider your investment goals, your time horizon for achieving them, and your tolerance for the inherent risk of stock investments. If you seek aggressive capital growth over a long period and are comfortable with the fund's high-risk profile, the fund might be appropriate for the high-risk portion of your portfolio. The fund should not represent your complete investment program or be used for short-term trading purposes. Equity investors should have a long-term investment horizon and be willing to wait out bear markets.

NON-DIVERSIFIED STATUS

         The fund is classified as non-diversified under the 1940 Act, which means that the fund is not limited by that Act in the proportion of its assets that may be invested in the securities of a single issuer. However, the fund intends to comply with the diversification requirements imposed by the U.S. Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company. As a non-diversified fund, the fund may invest a greater proportion of its assets in the obligations of a smaller number of issuers and, as a result, may be subject to greater risks with respect to its portfolio securities.

                             PERFORMANCE INFORMATION

     The bar chart shows the fund's Investor Shares actual performance during the calendar years since inception, its only complete calendar years since inception. The fund's shares are sold subject to a sales load that is not reflected in the bar chart. In addition, an expense limitation was in effect during the periods presented. If the sales load was reflected in the bar chart, or if the expense limitation had not been in effect, returns would be less than those shown. The fund can experience short-term performance swings, as shown below by the best and worst calendar quarter returns during the years depicted in the bar chart. Of course, the fund's past performance is no guarantee of its future returns.

                         DEM EQUITY FUND INVESTOR SHARES
                                 (before taxes)

                               1999     113.61%
                               2000     -29.84%
                               2001     -15.61%


                                            QUARTER              TOTAL
                                             ENDED               RETURN
                                             -----               ------
                    Best Quarter           12/31/1999            81.68%
                   Worst Quarter           12/31/2000           -29.96%

          In the following table, the fund's Investor Shares average annual total returns for the 1-year period and from inception through December 31, 2001 are compared with the Russell 2000 Growth Index, which represents the broad market of small capitalization stocks. The information set forth below and in the bar chart above provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual returns for the periods presented compare with those of a broad measure of market performance.

                  DEM EQUITY FUND INVESTOR SHARES--TOTAL RETURN
                          AVERAGE ANNUAL TOTAL RETURNS
                   FOR THE PERIOD ENDED DECEMBER 31, 2001 (1)



                                                                          1 Year              Life of Fund (2)
                                                                          ------              ----------------
Return  before taxes                                                     -19.62%                    5.76%

Return after taxes on distributions                                      -19.62%                    5.76%

Return after taxes on distributions
and sale of fund shares                                                  -11.94%                    4.68%


Russell 2000 Growth Index
(reflect no deductions for fees,
expenses or taxes                                                         -9.14%                   -2.01%

------------------------
(1)  Returns include 4.75% sales charge.


(2)  Inception April 8, 1998

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FEES AND EXPENSES

         The following table describes the fees and expenses you may pay if you buy and hold Investor shares of the fund. The expenses shown and fees set forth in the table are for the fiscal year ended October 31, 2001.

ANNUAL FUND OPERATING EXPENSES



SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)...............4.75%
Maximum Deferred Sales Charge (Load)................................................................-0-%
Maximum Sales Charge (Load) Imposed on
Reinvested Dividends and other Distributions........................................................-0-%
Redemption Fee(1)...................................................................................-0-%

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fee..................................................................................... .90%
Distribution (12b-1) Fee(2)........................................................................ .75%
Other expenses(3).................................................................................. .92%
Total Annual Fund Operating Expenses(3)............................................................2.57%
Expense Reimbursement(3)...........................................................................(.57)%
Net Expenses.......................................................................................2.00%

---------------------------
(1)      The fund imposes a $9.00 charge only on redemptions by wire transfer.
(2) The Chapman Co. the fund's distributor, receives a fee for stockholder servicing and distribution services at an annual rate of up to a total of .75% (up to .25% stockholder service fee and .50% distribution fee) of the average daily net assets of the fund attributable to the Investor Shares offered by this Prospectus. The Chapman Co. has voluntarily limited such fee to an aggregate of .50% (up to .25% stockholder service fee and .25% distribution fee) of average daily assets. However, there is no guarantee that The Chapman Co. will continue to voluntarily limit the amount of such fee beyond October 31, 2002.
(3) CCM, the fund's investment advisor, has contractually agreed to limit the total annual operating expenses of the fund, solely attributable to the Investor Shares offered by this Prospectus, to 2.00% of average daily net assets effective March 17, 2000 until at least December 31, 2012. However, there is no guarantee that CCM will contract to limit the total annual operating expenses of the fund attributable to the Investor Shares beyond December 31, 2012.

         Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.

    EXAMPLE. The following table gives you a rough idea of how expense ratios may translate into dollars and helps you to compare the cost of investing in the fund with the cost of investing in other funds. Although your actual costs may be higher or lower, the table shows expenses you would pay if operating expenses remain the same, you invest $10,000, you earn a 5% annual return, and you hold the investment for the following periods. If the investment were redeemed at the end of each period, the amounts set forth below would not change.


     1 Year*.......................................................$668
     3 Years*....................................................$1,073
     5 Years*....................................................$1,502
    10 Years*....................................................$2,692
------------------------

  * CCM, the fund's investment advisor, has contractually agreed to limit the total annual operating expenses of the fund attributable to the Investor Shares to 2.00% of average daily net assets until at least December 31, 2012.


THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.


                               INVESTMENT PROGRAM

The section reviews the types of securities the fund may hold and the various kinds of investment practices that the fund may use in day-to-day portfolio management. The fund's investment program is subject to further restrictions and risks described in the Statement of Additional Information.

PRINCIPAL STRATEGY

The fund seeks aggressive long-term growth through capital appreciation. Although the fund considers both capital appreciation and income when selecting investments, it places primary emphasis on capital appreciation. The fund may change its investment objectives without shareholder approval.

The fund invests in DEM companies that it believes are best positioned for growth based on the investment advisor's experience with the limited universe of DEM companies. The market capitalizations of DEM companies range from micro-cap to large-cap; however, DEM companies are predominantly small-cap and micro-cap companies.

Under normal circumstances the fund will invest at least 65% of the value of its total assets in common stock of DEM companies. For temporary defensive purposes, the fund may invest some or all of its assets in the securities of non-DEM companies that otherwise meet the fund's investment objectives, hold cash or invest in investment grade debt securities.

While the fund intends to concentrate on publicly-traded securities, the fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities include those securities that are illiquid because they have no readily available market or because they are restricted securities under Rule 144 of the Securities Act of 1933.

         The fund may also invest up to 10% of its assets in private venture capital funds, including United States limited partnerships or other investment funds that themselves invest in illiquid securities. This 10% investment limitation is part of the 15% investment limitation that applies to illiquid securities in general.

OTHER INVESTMENT PRACTICES

    Borrowing Money And Pledging Assets

         The fund can borrow up to 33 1/3% of the value of total fund assets from banks to take advantage of investment opportunities and may pledge up to 33 1/3% of its total fund assets to secure such borrowings. The fund may purchase securities on margin up to the 33 1/3% limit on bank borrowings. The fund may also borrow an additional 5% of its total assets without regard to the 33 1/3% limitation for bank borrowings. The use of borrowings by the fund may involve leverage that creates an opportunity for increased net income, but also creates special risks. In particular, if the fund borrows or otherwise uses leverage to invest in securities, any investment gains made on the securities in excess of interest or other amounts paid in full by the fund will cause the net asset value of the fund's shares to rise faster than would otherwise be the case. On the other hand, if the investment performance of the additional securities purchased fails to cover their cost (including any interest paid on borrowed money) to the fund, the net asset value of the fund's shares will decrease faster than would otherwise be the case.

    Options

         Options (a type of potentially high risk derivative) give the fund the right (when the fund purchases the option), or the obligation (where the fund writes (sells) the option) to buy or sell an asset at a predetermined price in the future. A covered call option is a call option with respect to which the fund owns the underlying security. A put option is covered when, among other things, cash or liquid securities are placed in a segregated account with the fund's custodian to fulfill the obligation undertaken.

         The fund may buy or sell options with respect to securities that meet the fund's investment objectives, and the fund may write covered call and put option contracts with respect to such securities. The total market value of securities against which the fund writes call or put options may not exceed 15% of its net assets. The fund will not commit more than 15% of its total assets to premiums when purchasing call or put options.

Options may not always be successful hedges and their prices can be highly volatile.

    Securities Lending/Repurchase Agreements

         The fund may use various investment techniques for hedging, risk management, and other investment purposes. These techniques may include, but are not limited to lending portfolio securities and entering into repurchase agreements. The fund may invest up to 20% of its assets for hedging or risk management purposes or when, in the fund's opinion, such techniques can be expected to yield a higher investment return than other investment options.

RISK FACTORS

    Investors should consider the following risk factors associated with an investment in the fund. An investment in the fund's shares does not constitute a complete investment program since it involves the greater market risks inherent In seeking higher returns and is not recommended for short-term or risk averse investors.

    Market Risk

         The fund may experience market risk. Market risk is the risk that a particular stock in a fund's portfolio, the portfolio itself or securities in general may fall in value. Market value may be affected by a variety of factors including:

   o     General stock market movements

   o     Changes in the financial condition of an issuer or an industry

   o     Changes in perceptions about an issuer or an industry

   o     Interest rates and inflation

   o     Governmental policies and litigation

   o     Purchases and sales of securities by a fund


    Growth-Oriented Investing

         Because the DEM strategy involves investment in growth-oriented companies, the volatility of a fund following the DEM strategy may be higher than that of the U.S. equity market as a whole. Generally, companies with high relative rates of growth tend to reinvest more of their profits in the company and pay out less to stockholders in the form of current dividends. As a result, growth investors tend to receive most of their return in the form of capital appreciation. This tends to make growth company securities more volatile than the market as a whole. In addition, there can be no assurance that growth within a particular company will continue to occur. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. Therefore, you may lose money over short or even long periods.

    Emerging Micro-Cap And Small-Cap Companies

         Because the DEM strategy involves substantial investments in securities of emerging small-cap and micro-cap companies, you should be aware that investing in such companies involves greater risk than is customarily associated with more established companies. As compared to securities of larger companies, securities of emerging small-cap and micro-cap companies may:

   o     Be subject to more abrupt or erratic price movements

   o Have limited product lines and lack established markets for products and services

   o     Have more limited financial resources

   o     Have less depth of management experience

     Securities of such companies may be less liquid and more volatile than securities of larger companies and therefore may involve greater risk than investing in larger companies. In addition, micro- and small-capitalization companies may not be well known to the investing public or securities analysts, may not have institutional ownership and may have only cyclical, static or moderate growth prospects. Because the capitalizations of micro-capitalization companies are even smaller than the capitalizations of small-capitalization companies, the risks described above can be expected to be highly volatile and very risky.

    Options Risk

         The fund may invest up to 15% of its total assets, represented by the premium paid, in the purchase of options in respect of specific securities in which it may invest. The principal reason for writing options is to realize, through the receipt of premiums, a greater return than would be realized on portfolio securities alone. The use of options involves certain investment risks and transaction costs. These risks include: dependence on the ability of CCM to predict movements in the prices of individual securities, fluctuations in the securities markets in general and movements in interest rates; imperfect correlation between movements in the price of options and movements in the price of the security or securities hedged or used for cover; the fact that skills and techniques needed to trade options are different from those needed to select securities in which the fund invests; and lack of assurance that a liquid secondary market will exist for any particular option at any particular time.

         Derivative Risk

         The fund may hold derivative securities to hedge or enhance a particular type of exposure, such as to rising or falling interest rates. Since some derivatives are unusually volatile, a small position can cause a significant loss.

    Leverage Risk

             The fund may borrow to invest in additional securities. The use of borrowings may involve leverage that creates an opportunity for increased net income, but also creates special risks. In particular, if the fund borrows or otherwise uses leverage to invest in securities, any investment gains made on the securities in excess of interest or other amounts paid by the fund will cause the net asset value of the fund's shares to rise faster than would otherwise be the case. On the other hand, if the investment performance of the additional securities purchased fails to cover their cost (including any interest paid on borrowed money) to the fund, the net asset value of the fund's shares will decrease faster than would otherwise be the case. To reduce these risks, the fund will limit its borrowings to 33% of the value of the fund's total assets. If the fund's asset coverage for borrowings falls below 300%, the fund will take prompt action to reduce its borrowings. The fund may also borrow an additional 5% of its total assets without regard to the limitation for bank borrowings.


   Liquidity Risk

         Because the fund is permitted to invest up to 15% of its net assets in illiquid securities, the fund is subject to liquidity risk. Liquidity risk is the risk that securities may be difficult or impossible to sell at the time and price that the fund would like. Illiquid securities include securities which have not been registered under the Securities Act, sometimes referred to as private placements, and are purchased directly from the issuer or in the secondary market. Illiquid securities may involve a high degree of business and financial risk and may result in substantial losses. These securities are less liquid than publicly traded securities, and the fund may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could be less than those originally paid by the fund. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements applicable to companies whose securities are publicly traded. Therefore the fund may have to accept a lower price, sell other securities instead, or forego an investment opportunity, any of which could have a negative effect on fund management and performance.

         Potential Conflict of Interest

         The fund may utilize its distributor, The Chapman Co., a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and a member of the NASD, and broker-dealer affiliates of sub-advisors of its affiliated portfolios in connection with the purchase or sale of portfolio securities in certain circumstances. Nathan A. Chapman, Jr., the President and Chairman of the Board of Directors of The Chapman Funds, Inc., is also the President and Chairman of the Board of Directors of eChapman, Inc. and its indirect wholly-owned subsidiaries, The Chapman Co. and CCM. Mr. Chapman owns a majority of the outstanding voting securities of eChapman, Inc. Accordingly, these relationships represent a potential conflict of interest with respect to commissions and other fees on brokerage transactions conducted on the fund's behalf by The Chapman Co. Similar potential conflicts of interest may arise with respect to the use of affiliates of sub-advisors of affiliated portfolios of the fund for the purchase or sale of portfolio securities. The Board of Directors has adopted procedures in compliance with the 1940 Act to address such potential conflicts. Furthermore, at least a majority of the members of Board of Directors of The Chapman Funds, Inc. must be disinterested under the 1940 Act.

PORTFOLIO TURNOVER

         The fund generally purchases securities with the intention of holding them for investment; however, when market conditions or other circumstances warrant, the fund will purchase and sell securities without regard to the length of time held. Due to the nature of the fund's investment program, the fund's annual portfolio turnover rate may exceed 100%. Although the fund cannot accurately predict its turnover rate for future years, it anticipates that its annual portfolio turnover will not exceed 200%. A high turnover rate may increase transaction costs and result in additional taxable gains which will adversely affect the fund's performance. The fund experienced a portfolio turnover rate of 64.0% for the fiscal year ended October 31, 2001.

                              FINANCIAL HIGHLIGHTS

         The Financial Highlights table set forth below is intended to help you understand the financial performance of the DEM Equity Fund Investor Shares since its commencement of operations. Certain information reflects financial results for a single fund share. This information has been audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.


                                                     ---------------------------------------------------------------------
                                                                                                             APRIL 8,
                                                      FOR THE YEAR      FOR THE YEAR      FOR THE YEAR        1998(1)
                                                         ENDED              ENDED            ENDED           THROUGH
                                                      OCTOBER 31,        OCTOBER 31,      OCTOBER 31,       OCTOBER 31,
                                                           2001             2000              1999             1998
                                                     ---------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year ..............        $28.75            $20.29           $11.58            $14.29
                                                     ---------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (2) .........................          (.20)             (.45)            (.45)             (.29)
Net realized and unrealized gain (loss) on
     investments ................................        (12.62)             8.91             9.16             (2.42)
                                                     ---------------------------------------------------------------------
     Total from investment operations ...........        (12.82)             8.46             8.71             (2.71)
                                                     ---------------------------------------------------------------------
DISTRIBUTIONS:
From net investment income ......................          --                --               --                --
From net realized gains on investments ..........          --                --               --                --
                                                     ---------------------------------------------------------------------
     Total distributions ........................          --                --               --                --
                                                     ---------------------------------------------------------------------

Net asset value, end of year ....................        $15.93            $28.75           $20.29            $11.58
                                                     ---------------------------------------------------------------------

TOTAL RETURN (3).................................        (44.59)%           41.69%           75.21%           (18.96)%

RATIOS / SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
     Expenses (net of reimbursement/waiver) .....          2.00%             2.59%            3.25%             4.55%
     Expenses prior to reimbursement/waiver .....          2.57%             3.20%            3.50%             4.80%
     Net investment loss ........................         (0.97)%           (1.47)%          (2.90)%           (4.31)%
Supplemental Data:
     Net Assets, end of period (000 omitted) ....          $573              $981             $421               $45
     Portfolio turnover rate ....................            64%               31%              17%               18%

----------
(1) Commencement of operations. Ratios have been annualized and total return has been annualized.

(2) Net investment loss per share was calculated using the average shares method.

(3) Total Return represents the return that an investor would have earned or lost on an invesment in the Fund (assuming investment in the Fund the first day of the fiscal year, and reinvestment of all dividends and distributions), excluding the effect of any sales charge.

                                  YOUR ACCOUNT

PURCHASING SHARES

         You may purchase shares of the fund by mail, by telephone, by bank wire, by automatic investment from your bank account or through your broker-dealer or bank. The fund requires a minimum initial investment of $25, and minimum subsequent investments of $25. The fund reserves the right to vary its initial investment minimum and minimums for subsequent investments at any time.

         In addition, you may also purchase shares by exchanging shares of one DEM fund for shares in other DEM funds if the exchange is to an existing account and both accounts are registered in the same name. Exchanges are subject to the $25 minimum investment.

BY MAIL

         To make an initial investment, send your application for the appropriate fund and check to:

                  DEM Equity Fund Investor Shares
                  c/o PFPC, Inc.
                  211 S. Gulph Road
                  P.O. Box 61767
                  King of Prussia, PA  19406

          To make a subsequent investment in an existing account, send the stub from your account statement and your check (drawn on a U.S. bank and payable in U.S. dollars) to:

                  DEM Equity Fund Investor Shares
                  c/o PFPC, Inc.
                  211 S. Gulph Road
                  P.O. Box 61767
                  King of Prussia, PA  19406

         Please make your check payable to DEM Equity Fund Investor Shares

BY WIRE

         To make a same day wire investment, call (800) 441-6580 by 12 noon (Eastern Time).

         The following information will be required to open an account:

   o     Name and address for account registration

   o     Tax identification number

   o     Amount of wire transfer

   o     Name of bank

         Call your bank with instructions to transmit funds to:

                  Boston Safe Deposit & Trust
                  ABA # 011001234
                  Credit:  DEM Equity Fund Investor Shares
                  Account #:  000795
                  FBO:  (Insert shareholder name and account number)

         Your bank may charge a wire fee.

         To open a new account, you should mail your completed application to The Chapman Funds, Inc.

BY AUTOMATIC INVESTMENT

         You may purchase shares of the fund through our "Automatic Investment Option" by completing the "Automatic Investment Option" section of the investment application. The Automatic Investment Option provides a convenient method by which investors may have monies deducted directly from their checking, savings, or bank money market accounts for investment in the fund. The minimum investment is $25 per month. We will debit the account designated in the specified amount, on the date indicated, and you will receive fund shares credited to your account. You may only designate an account maintained at a domestic financial institution which is an Automated Clearing House member for the Automatic Investment Option. The fund may alter, modify or terminate this Plan at any time.

THROUGH A BROKER-DEALER, BANK OR BANK AND TRUST DEPARTMENT

         To have a broker-dealer, bank or bank and trust department initiate a purchase of shares of the fund, complete the "Investment Dealer Information" section of the investment application. You may purchase investor shares of the DEM Equity Fund under the ticker symbol "DEMEX" through a brokerage account.

         The fund may accept telephone orders from broker-dealers or service organizations that it has previously approved.

         Your broker-dealer, bank or bank and trust department may charge you a fee for this service.

BY EXCHANGE

         To request an exchange of shares of one fund into shares of another fund offered by The Chapman Funds, Inc. call (800) 441-6580 or send a written request to:

                  DEM Equity Fund Investor Shares
                  c/o PFPC, Inc.
                  211 S. Gulph Road
                  P.O. Box 61767
                  King of Prussia, PA  19406

         Note: An exchange must be made by mail if a new account must be opened or the accounts are not identically registered.

         Important Information about Exchange Privileges

         o If you exchange shares of one fund for shares of another fund by telephone, we will register the new shares in the same manner as the shares for which they were exchanged.

         o A fund may change or cancel exchange policies at any time, upon 60 days' notice to stockholders and can terminate the telephone exchange privilege at any time.

         o An exchange of shares is treated like a sale of those shares; therefore you may realize capital gain or loss for federal income tax purposes when shares are exchanged.

         o Exchanges will be required to meet the minimum initial investment requirement of each fund.

HOW SALES CHARGES ARE CALCULATED

         Sales charges on purchases of shares of the fund are calculated as follows:




                                                                                  TOTAL SALES LOAD
                                                                 ----------------------------------------------------
                                                                                                      DEALER'S
                                                                                                    REALLOWANCE
                                                                  AS A % OF        AS A % OF         AS A % OF
Amount of Transaction                                             OFFERING           YOUR            OFFERING
                                                                    PRICE          INVESTMENT          PRICE
                                                                    -----          ----------          -----
Less than $50,000............................................        4.75%           4.97%             4.25%
$50,000 to $99,999.99........................................        4.25%           4.46%             3.75%
$100,000 to $249,999.99......................................        3.75%           3.88%             3.25%
$250,000 to $499,999.99......................................        3.25%           3.38%             3.00%
$500,000 to $749,999.99......................................        2.75%           2.81%             2.50%
$750,000 to $999,999.99......................................        2.25%           2.32%             2.00%
$1,000,000 and above.........................................        1.25%           1.28%             1.00%

         The sales charge schedule applies to single purchases and to purchases made under a letter of intent and pursuant to the rights of accumulation, both of which are described below. The fund's distributor, The Chapman Co., will pay the appropriate dealer concession to those selected dealers who have entered into an agreement with The Chapman Co. The Chapman Co. may change these dealer concessions from time to time, as well as offer incentives to dealers allowing such dealers to retain an additional portion of the sales load.

SALES CHARGE REDUCTIONS

         There are two ways you can combine multiple purchases of shares of the fund to take advantage of the breakpoints in the sales charge schedule.

         o RIGHT OF ACCUMULATION--lets you add the value of any shares you already own to the amount of your next investment for purposes of calculating the sales charge. You must notify the fund's transfer agent at the time of purchase to qualify for reduced sales loads.

         o LETTER OF INTENT--lets you purchase shares of the fund over a 13-month period and receive the same sales charge as if all the shares of the fund had been purchased at once. A minimum initial purchase of $5,000 of the fund is required.

         To use either of these methods, contact PFPC, Inc. (the fund's transfer agent; "PFPC").

         The fund has adopted a plan under rule 12b-1 of the Investment Company Act of 1940 pursuant to which the fund pays The Chapman Co. a stockholder service fee and a distribution fee to cover the sale of its shares and for services provided to stockholders. The 12b-1 fee paid by the fund is detailed in the Fund Expenses sections of this prospectus.

         Because this fee is paid out of the fund's assets on an on-going basis, over time, this fee will increase the cost of your investment and may cost you more than paying other types of sales charges.

REDEEMING SHARES

         You may redeem your shares at any time by mail, by telephone or by wire instructions (which must include the stockholder's name and account number.)

         You may also redeem your shares through certain brokers, financial institutions or service organizations, banks and bank and trust departments. These third parties may charge you a transaction fee or other fee for their services at the time of redemption.

         How You Can Receive Proceeds from a Redemption

         If PFPC receives your request by 4 p.m. (Eastern Time) in correct form, proceeds are usually sent within one business day. Proceeds can be sent to you by mail or by wire. There is a $9.00 charge for redemptions by wire, which will be deducted from your redemption proceeds.

         Under certain circumstances and when deemed by a fund to be in its best interest, PFPC may not send you your proceeds for up to seven days after they receive your sale or exchange request.

         If you redeem shares that you just purchased and paid for by check, PFPC will process your redemption request but will generally delay sending you the proceeds for up to 15 days to allow the check to clear. This hold does not apply to certified and cashier's checks.

         Redemptions Over $250,000

         Large sales can adversely affect the ability of a fund to implement its investment strategies by causing the premature sale of securities that would otherwise be held. If, in any 90-day period, you redeem more than $250,000, or your sale amounts to more than 1% of net assets, the fund has the right to pay the difference between the redemption amount and the lesser of the two previously mentioned figures with securities from its portfolio.

KEEPING YOUR ACCOUNT OPEN

         Due to the relatively high cost to the fund of maintaining small accounts, we ask you to maintain an account balance of at least $25. If your account balance is below $25, we have the right to close your account after giving you 60 days in which to increase your balance.

HOW AND WHEN SHARES ARE PRICED

         The share price (also called "net asset value" or "NAV") for the fund is generally calculated at 4 p.m. (Eastern Time) each day the New York Stock Exchange is open for business. To calculate the NAV of the investor shares, the investor shares' pro rata share of fund assets is valued and totaled, the investor shares' pro rata share of fund liabilities is subtracted, and the balance, called net assets, is divided by the number of investor shares outstanding. In general, the fund's assets are valued at their market price.

HOW YOUR PURCHASE OR REDEMPTION PRICE IS DETERMINED

         If PFPC receives your request to purchase, redeem or exchange shares in the fund in the correct form by 4 p.m. (Eastern Time) we will price your transaction at that day's NAV. If PFPC receives your request after 4 p.m., we will price your transaction at the next business day's NAV.

         Note: The time at which transactions and shares are priced and the time until which orders are accepted may be changed in case of an emergency or if the New York Stock Exchange closes at a time other than 4 p.m.

                             DISTRIBUTIONS AND TAXES

DIVIDENDS AND OTHER DISTRIBUTIONS

         Dividend distributions are reinvested in additional fund shares in your account unless you select another option on your investment application. The advantage of reinvesting distributions arises from compounding, that is, you receive income dividends and capital gain distributions on a rising number of shares.

         o The fund calculates its dividends, if any, from net investment income. Net investment income includes interest accrued and dividends earned on the fund's portfolio securities for the applicable period less applicable expenses.

         o The fund declares dividends, if any, from its investment income quarterly.

         o The fund distributes net realized capital gains annually unless such capital gains are used to offset losses carried forward from prior years, in which case no such capital gains will be distributed.

         o    Fund shares will earn dividends through the date of redemption.

TAX INFORMATION

         You need to be aware of the possible tax consequences when:

         o You redeem fund shares, including an exchange from one fund to another.

         o    The fund makes a distribution to your account.

         Taxes on Redemptions

         When you redeem shares in the fund, you may realize a gain or loss. An exchange from the fund to another fund is still a redemption for tax purposes.

         After the end of the tax year, we will send you a Form 1099-B indicating the date and amount of each redemption made in the fund during the prior year. We will also report this information to the IRS.

         Taxes on Distributions

         Distributions are taxable whether reinvested in additional shares or received in cash. Dividends from the fund's long-term capital gains may qualify as capital gains and may be taxed at preferential income tax rates. Dividends from other sources are generally taxed as ordinary income.

         After the end of the tax year, we will send you a Form 1099-DIV indicating the tax status of any dividend and capital gain distributions made to you. We will also report this information to the IRS. Distributions made by the fund are generally taxable to you for the year in which they were paid. Certain dividends paid in January, however, may be taxable as if they had been paid in the previous December.


                                   MANAGEMENT

THE INVESTMENT ADVISOR

         Chapman Capital Management, Inc., CCM, serves as the investment advisor to the fund pursuant to an advisory and administrative services agreement with the fund. CCM was established in 1988 and is located at the World Trade Center - Baltimore, Suite 2800, 401 East Pratt Street, Baltimore, Maryland 21202.

         CCM has been an investment advisor since 1988. CCM served as the investment advisor of DEM, Inc., a closed-end company that invested in DEM securities from 1995 until its dissolution in 1998, and currently serves as the investment advisor for the DEM Index Fund, the DEM Multi-Manager Equity Fund, the DEM Multi-Manager Bond Fund, The Chapman US Treasury Money Fund and The Chapman Institutional Cash Management Fund. The DEM Index Fund, the DEM Multi-Manager Equity Fund, the DEM Multi-Manager Bond Fund and The Chapman Institutional Cash Management Fund are not currently active. In addition, CCM serves as portfolio manager to a private fund and private accounts. As of February 28, 2002, CCM had approximately $296 million in assets under management.

         CCM provides investment advice to the fund and, in general, conducts the management and investment programs of the fund in accordance with the fund's investment objectives, policies and restrictions.

THE MANAGEMENT FEE

         The fund pays CCM an annual advisory fee and administration fee, based on the following percentage of the fund's average daily net assets:

                                               ADVISORY          ADMINISTRATION
                                               --------          --------------
         DEM Equity Fund...................          .90%              .15%

PORTFOLIO MANAGEMENT

         Nathan A. Chapman, Jr. has been the president of CCM since 1988 and is primarily responsible for the management of the fund's assets.

         Mr. Chapman has served as President and Chairman of the Board of Directors of The Chapman Funds, Inc. since its organization in 1988. In addition, Mr. Chapman founded The Chapman Co., the fund's distributor, in 1987 and has been its President since its inception. The Chapman Co. is a full-service brokerage and investment banking firm. Since 1999, Mr. Chapman has also served as President and Chairman of the Board of Directors of eChapman, Inc. a diversified financial services company. As Mr. Chapman is the president of an investment banking firm, asset management firm and a diversified financial services firm, he does not devote his full time to the management of the fund's portfolio.

LEGAL PROCEEDINGS

         eChapman, Inc., the indirect parent of each of CCM and The Chapman Co. was advised in late November 2001 that the SEC has entered an order of a formal, non-public investigation relating to its initial public offering and certain sales and record-keeping practices of The Chapman Co. We cannot predict the outcome of this investigation.

         We have received a letter dated January 30, 2002, from the SEC in which the SEC outlines certain deficiencies and alleged violations in connection with its audit of us and CCM. CCM and we are in the process of responding to such letter. We cannot predict the outcome of this matter.


DISTRIBUTION

         The Chapman Co., an affiliated broker-dealer of CCM and the fund, distributes (sells) shares of the fund.

BROKERAGE

         In placing portfolio trades, CCM may use The Chapman Co., but only when CCM believes no other firm offers a better combination of quality execution (i.e., timeliness and completeness) and favorable price.

STOCKHOLDER SERVICES

         PFPC serves as the fund's transfer and dividend paying agent and accounting agent and provides shareholder services, including record-keeping, and statements, distribution of dividends and processing of purchase and redemption requests. Stockholder inquiries should be addressed to:

                                   PFPC, Inc.
                                211 S. Gulph Road
                                 P.O. Box 61767
                           King of Prussia, PA 19406.
                                 (800) 441-6580

CUSTODIAN

         UMB Bank, N.A., 928 Grand Avenue, Kansas City, Missouri 64141-6226, serves as the custodian for the fund's portfolio securities.

INSTITUTIONAL SHARES

         The fund offers a separate class of shares, Institutional Shares, to institutional investors through a separate prospectus. Individual investors may purchase Institutional Shares only through institutional stockholders of record, broker-dealers, financial institutions, depository institutions, retirement plans and other financial intermediaries. Investor Shares, offered by this prospectus, and Institutional Shares represent equal pro rata interests in the fund's common investment portfolio and calculate net asset value and performance quotations in the same manner. However, Institutional Shares are sold without a sales load and may have different sales charges and other expenses, which can be expected to affect performance. Both classes will share proportionately in the investment income and expenses of the fund, except that the per share dividends of Investor Shares will differ from the per share dividends of Institutional Shares as a result of additional distribution expenses applicable to Investor Shares. Investor Shares and Institutional Shares have equal voting rights and will be voted in the aggregate, and not by class, except where class voting is required by law or the matter affects only one class. There is no provision for cumulative voting.

================================================================================
A STATEMENT OF ADDITIONAL INFORMATION WHICH CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION AND IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS. FURTHER INFORMATION ABOUT MARKET CONDITIONS AND THE FUND'S INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE FUND'S PERFORMANCE DURING ITS LAST FISCAL YEAR ARE AVAILABLE IN THE FUND'S ANNUAL AND SEMI-ANNUAL STOCKHOLDER REPORTS. TO OBTAIN FREE COPIES OF ANY OF THESE DOCUMENTS CALL (800) 752-1013. FOR STOCKHOLDER INQUIRIES AND TO REQUEST OTHER INFORMATION ABOUT THE FUND CALL THE CHAPMAN CO. AT (800) 752-1013 OR PFPC, INC. AT (800) 441-6580.

FUND REPORTS AND THE STATEMENT OF ADDITIONAL INFORMATION ARE ALSO AVAILABLE FROM THE SECURITIES AND EXCHANGE COMMISSION BY SENDING AN ELECTRONIC REQUEST TO PUBLICINFO@SEC.GOV; BY WRITING THE SEC'S PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-6009 (YOU WILL BE CHARGED A DUPLICATING FEE); BY VISITING THE EDGAR DATABASE ON THE SEC'S PUBLIC REFERENCE ROOM (CALL (202) 942-8090 FOR HOURS OF OPERATION); OR BY CONSULTING THE SEC'S WEB SITE AT WWW.SEC.GOV.


[LOGO]            THE
                  CHAPMAN
                  FUNDS
                  A Member of the Chapman
                  Group of Companies


                         WORLD TRADE CENTER - BALTIMORE
                        401 EAST PRATT STREET, 28TH FLOOR
                            BALTIMORE, MARYLAND 21202
                                 (800) 752-1013

                           1940 ACT FILE NO. 811-5697

================================================================================
                                     [LOGO]



                                 DEM EQUITY FUND

                                 INVESTOR SHARES


                               A DOMESTIC EMERGING
                               MARKETS INVESTMENT
                                   OPPORTUNITY







                           ----------------------------
                                   PROSPECTUS
                           ----------------------------

================================================================================

                              [CHAPMAN FUNDS LOGO]

                             The Chapman Funds, Inc.
                                   Prospectus
                                  March 1, 2002

                                 DEM EQUITY FUND
                              INSTITUTIONAL SHARES

 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Domestic Emerging Markets-Registered Trademark- and DEM-Registered Trademark-are registered trademarks and DEM Profile-TM-, DEM Universe-TM-, DEM Company-TM-, and DEM Equity-TM- are trademarks of Nathan A. Chapman, Jr.

               A DOMESTIC EMERGING MARKETS INVESTMENT OPPORTUNITY

                                TABLE OF CONTENTS

OVERVIEW OF DEM EQUITY FUND.................................................. 3

PERFORMANCE INFORMATION...................................................... 4

INVESTMENT PROGRAM........................................................... 8

FINANCIAL HIGHLIGHTS......................................................... 13

YOUR ACCOUNT................................................................. 14

DISTRUBUTIONS AND TAXES...................................................... 17

MANAGEMENT................................................................... 18


WHY READING THIS PROSPECTUS IS IMPORTANT

    This prospectus explains the objectives, risks and strategies of the DEM Equity Fund. Reading the prospectus will help you to decide if the DEM Equity Fund is the right investment for you. We suggest that you keep it for future reference.

                           OVERVIEW OF DEM EQUITY FUND

The following summarizes key features of the DEM Equity Fund.

INVESTMENT OBJECTIVE/GOAL

          The fund seeks aggressive long-term growth through capital appreciation. Although the fund considers both capital appreciation and income when selecting investments, it places primary emphasis on capital appreciation.

PRINCIPAL INVESTMENT STRATEGY

          The fund invests pursuant to the Domestic Emerging Markets, or DEM, Strategy in companies that are controlled by African Americans, Asian Americans, Hispanic Americans or women that are located in the United States and its territories and that it believes are best positioned for growth. We refer to these companies as DEM companies. The universe of DEM companies includes approximately 200 companies with market capitalizations that range from micro-cap to large-cap; however, DEM companies are predominantly small-cap and micro-cap companies. The fund selects its investments based on its growth objective and its experience and familiarity with this limited universe of companies without regard to market capitalization. Accordingly, the median or average market capitalization of the companies the fund includes in its portfolio can be expected to vary and may not reflect the average or median market capitalization of the universe of DEM companies.

         We believe that DEM companies have not historically received the attention of mainstream securities analysts and investment advisors. We also believe that the DEM segment includes many companies whose growth potential is not fully represented in the prices of their securities.

         The Chapman Co., our distributor, has identified approximately 200 DEM companies. We call this group of DEM companies the DEM Universe. In determining whether a specific company is "controlled" by African Americans, Asian Americans, Hispanic Americans or women, and therefore, in the DEM Universe, the following criteria, called the DEM Profile, are used, each of which must be met:

   o At least 10% of the company's outstanding voting securities must be beneficially owned by members of one or more of the listed groups

   o At least one of the company's top three executive officers (Chairman, Chief Executive Officer or President) must be a member of one or more of the listed groups.

PRINCIPAL RISKS--YOU MAY LOSE MONEY

         The fund's share price can fall due a downturn in the general market, a particular industry, or the specific holdings of the fund. The general market can decline due to changes in the attitudes of investors, political or economic developments here or abroad or heavy institutional selling. The perception of an industry or specific company may change due to disappointing earnings or changes in the competitive environment. Further, our assessment of companies held in the fund may be wrong. Also, our investment approach may not gain the confidence of the investing public, with the result that our fund underperforms other types of stock funds. As a non-diversified portfolio, the fund may invest a greater proportion of its assets in the obligations of a smaller number of issuers and, as a result, may be subject to greater risks with respect to its portfolio securities.

         The DEM Universe is predominantly small-cap and micro-cap companies. Investing in small-cap and micro-cap companies involves greater risk than is customarily associated with larger companies. Stocks of small companies are subject to more abrupt or erratic price movements than larger-company stocks. Small companies often have limited products and services to offer, smaller markets or fewer financial resources, and less depth of management. Such companies seldom pay significant dividends that sustain returns in a falling market. Stocks of small companies may also have a less liquid market and may not be well known to the investing public, securities analysts and institutional investors. These stocks can have steep price declines if their earnings disappoint investors. Because these factors will affect the fund's portfolio, the fund may be more volatile than other stock mutual funds.

          In determining whether to invest in the fund, you should consider your investment goals, your time horizon for achieving them, and your tolerance for the inherent risk of stock investments. If you seek aggressive capital growth over a long period and are comfortable with the fund's high-risk profile, the fund might be appropriate for the high-risk portion of your portfolio. The fund should not represent your complete investment program or be used for short-term trading purposes. Equity investors should have a long-term investment horizon and be willing to wait out bear markets.

NON-DIVERSIFIED STATUS

         The fund is classified as non-diversified under the 1940 Act, which means that the fund is not limited by that Act in the proportion of its assets that may be invested in the securities of a single issuer. However, the fund intends to comply with the diversification requirements imposed by the U.S. Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company. As a non-diversified fund, the fund may invest a greater proportion of its assets in the obligations of a smaller number of issuers and, as a result, may be subject to greater risks with respect to its portfolio securities.


                             PERFORMANCE INFORMATION

         The bar chart shows the fund's Institutional Shares actual performance during the calendar years since inception, its only complete calendar years since inception. An expense limitation was in effect during the periods presented. If the expense limitation had not been in effect, returns would have been less than those shown. The fund can experience short-term performance swings, as shown below by the best and worst calendar quarter returns during the years depicted in the bar chart. Of course, the fund's past performance is no guarantee of its future returns.

                      DEM EQUITY FUND INSTITUTIONAL SHARES
                                 (before taxes)

                              1999     114.63%
                              2000     -29.27%
                              2001     -14.99%

                                            QUARTER                  TOTAL
                                             ENDED                   RETURN
                                             -----                   ------

                Best Quarter               12/31/1999                82.45%
               Worst Quarter               12/31/2000               -29.85%


          In the following table, the fund's Institutional Shares average annual total returns for the 1-year period and from inception through December 31, 2001 are compared with the Russell 2000 Growth Index, which represents the broad market of small capitalization stocks. The information set forth below and in the bar chart above provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual returns for the periods presented compare with those of a broad measure of market performance.

               DEM EQUITY FUND INSTITUTIONAL SHARES--TOTAL RETURN
                          AVERAGE ANNUAL TOTAL RETURNS
                     FOR THE PERIOD ENDED DECEMBER 31, 2001

                                                    1 YEAR        LIFE OF FUND *
                                                    ------        --------------
Return  before taxes                               -14.99%            7.74%
Return after taxes on distributions                -14.99%            7.74%
Return after taxes on distributions
and sale of fund shares                             -9.13%            6.32%

Russell 2000 Growth Index
(reflects no deductions for fees, expenses
or taxes)                                           -9.14%           -2.01%

------------------------

  *  Inception April 8, 1998
         After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
         Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts

FEE AND EXPENSES

         The following table describes the fees and expenses you would pay if you buy and hold Institutional Shares of the fund. The expenses shown and fees set forth in the table are for the fiscal year ended October 31, 2001.

ANNUAL FUND OPERATING EXPENSES


Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)....................0%
Maximum Deferred Sales Charge (Load)....................................................................0%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
and other Distributions.................................................................................0%
Redemption Fee(1).......................................................................................0%

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fee....................................................................................... .90%
Distribution (12b-1) Fee............................................................................. .25%
Other expenses(2).................................................................................... .85%
Total Annual Fund Operating Expenses(2)..............................................................2.00%
Expense Reimbursement(2)............................................................................(.75)%
Net Expenses.........................................................................................1.25%


---------------------
(1)      The fund imposes a $9.00 charge only on redemptions by wire transfer.

(2) CCM, the fund's investment advisor, has contractually agreed to limit the total annual operating expenses of the fund, solely attributable to the Institutional Shares offered by this Prospectus, to 1.25% of average daily net assets effective March 17, 2000 until at least December 31, 2012. However, there is no guarantee that CCM will contract to limit the total annual operating expenses of the fund attributable to the Institutional Shares beyond December 31, 2012.

         Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.

         Example. The following table gives you a rough idea of how expense ratios may translate into dollars and helps you to compare the cost of investing in the fund with the cost of investing in other funds. Although your actual costs may be higher or lower, the table shows expenses you would pay if operating expenses remain the same , you invest $10,000, you earn a 5% annual return, and you hold the investment for the following periods. If the investment were redeemed at the end of each period, the amounts set forth below would not change.

         1 Year*........................................................$   127
         3 Years*.......................................................$   397
         5 Years*.......................................................$   686
        10 Years*.......................................................$ 1,511

---------------------------

* CCM, the fund's investment advisor, has contractually agreed to limit the total annual operating expenses of the fund attributable to the Institutional Shares to 1.25% of average daily net assets until at least December 31, 2012.

         THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

                               INVESTMENT PROGRAM

         The section reviews the types of securities the fund may hold and the various kinds of investment practices that the fund may use in day-to-day portfolio management. The fund's investment program is subject to further restrictions and risks described in the Statement of Additional Information.

PRINCIPAL STRATEGY

         The fund seeks aggressive long-term growth through capital appreciation. Although the fund considers both capital appreciation and income when selecting investments, it places primary emphasis on capital appreciation. The fund may change its investment objectives without shareholder approval.

         The fund invests in DEM companies that it believes are best positioned for growth based on the investment advisor's experience with the limited universe of DEM companies. The market capitalizations of DEM companies range from micro-cap to large-cap; however, DEM companies are predominantly small-cap and micro-cap companies.

         Under normal circumstances the fund will invest at least 65% of the value of its total assets in common stock of DEM companies. For temporary defensive purposes, the fund may invest some or all of its assets in the securities of non-DEM companies that otherwise meet the fund's investment objectives, hold cash or invest in investment grade debt securities.

         While the fund intends to concentrate on publicly-traded securities, the fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities include those securities that are illiquid because they have no readily available market or because they are restricted securities under Rule 144 of the Securities Act of 1933.

         The fund may also invest up to 10% of its assets in private venture capital funds, including United States limited partnerships or other investment funds that themselves invest in illiquid securities. This 10% investment limitation is part of the 15% investment limitation that applies to illiquid securities in general.

OTHER INVESTMENT PRACTICES

         Borrowing Money and Pledging Assets

         The fund can borrow up to 33 1/3% of the value of total fund assets from banks to take advantage of investment opportunities and may pledge up to 33 1/3% of its total fund assets to secure such borrowings. The fund may purchase securities on margin up to the 33 1/3% limit on bank borrowings. The fund may also borrow an additional 5% of its total assets without regard to the 33 1/3% limitation for bank borrowings. The use of borrowings by the fund may involve leverage that creates an opportunity for increased net income, but also creates special risks. In particular, if the fund borrows or otherwise uses leverage to invest in securities, any investment gains made on the securities in excess of interest or other amounts paid in full by the fund will cause the net asset value of the fund's shares to rise faster than would otherwise be the case. On the other hand, if the investment performance of the additional securities purchased fails to cover their cost (including any interest paid on borrowed money) to the fund, the net asset value of the fund's shares will decrease faster than would otherwise be the case.

         Options

         Options (a type of potentially high risk derivative) give the fund the right (when the fund purchases the option), or the obligation (where the fund writes (sells) the option) to buy or sell an asset at a predetermined price in the future. A covered call option is a call option with respect to which the fund owns the underlying security. A put option is covered when, among other things, cash or liquid securities are placed in a segregated account with the fund's custodian to fulfill the obligation undertaken.

         The fund may buy or sell options with respect to securities that meet the fund's investment objectives, and the fund may write covered call and put option contracts with respect to such securities. The total market value of securities against which the fund writes call or put options may not exceed 15% of its net assets. The fund will not commit more than 15% of its total assets to premiums when purchasing call or put options.

         Options may not always be successful hedges and their prices can be highly volatile.

     Securities Lending/Repurchase Agreements

         The fund may use various investment techniques for hedging, risk management, and other investment purposes. These techniques may include, but are not limited to lending portfolio securities and entering into repurchase agreements. The fund may invest up to 20% of its assets for hedging or risk management purposes or when, in the fund's opinion, such techniques can be expected to yield a higher investment return than other investment options.

RISK FACTORS

         Investors should consider the following risk factors associated with an investment in the fund. An investment in the fund's shares does not constitute a complete investment program since it involves the greater market risks inherent in seeking higher returns and is not recommended for short-term or risk averse investors.

         Market Risk

         The fund may experience market risk. Market risk is the risk that a particular stock in a fund's portfolio, the portfolio itself or securities in general may fall in value. Market value may be affected by a variety of factors including:

         o   General stock market movements

         o   Changes in the financial condition of an issuer or an industry

         o   Changes in perceptions about an issuer or an industry

         o   Interest rates and inflation

         o   Governmental policies and litigation

         o   Purchases and sales of securities by a fund

Growth-Oriented Investing

         Because the DEM strategy involves investment in growth-oriented companies, the volatility of a fund following the DEM strategy may be higher than that of the U.S. equity market as a whole. Generally, companies with high relative rates of growth tend to reinvest more of their profits in the company and pay out less to stockholders in the form of current dividends. As a result, growth investors tend to receive most of their return in the form of capital appreciation. This tends to make growth company securities more volatile than the market as a whole. In addition, there can be no assurance that growth within a particular company will continue to occur. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. Therefore, you may lose money over short or even long periods.

Emerging Micro-Cap and Small-Cap Companies

         Because the DEM strategy involves substantial investments in securities of emerging small-cap and micro-cap companies, you should be aware that investing in such companies involves greater risk than is customarily associated with more established companies. As compared to securities of larger companies, securities of emerging small-cap and micro-cap companies may:

         o   Be subject to more abrupt or erratic price movements

         o Have limited product lines and lack established markets for products and services

         o   Have more limited financial resources

         o   Have less depth of management experience

         Securities of such companies may be less liquid and more volatile than securities of larger companies and therefore may involve greater risk than investing in larger companies. In addition, micro- and small-capitalization companies may not be well known to the investing public or securities analysts, may not have institutional ownership and may have only cyclical, static or moderate growth prospects. Because the capitalizations of micro-capitalization companies are even smaller than the capitalizations of small-capitalization companies, the risks described above can be expected to be highly volatile and very risky.

         Options Risk

         The fund may invest up to 15% of its total assets, represented by the premium paid, in the purchase of options in respect of specific securities in which it may invest. The principal reason for writing options is to realize, through the receipt of premiums, a greater return then would be realized on portfolio securities alone. The use of options involves certain investment risks and transaction costs. These risks include: dependence on the ability of CCM to predict movements in the prices of individual securities, fluctuations in the securities markets in general and movements in interest rates; imperfect correlation between movements in the price of options and movements in the price of the security or securities hedged or used for cover; the fact that skills and techniques needed to trade options are different from those needed to select securities in which the fund invests; and lack of assurance that a liquid secondary market will exist for any particular option at any particular time.

         Derivative Risk

         The fund may hold derivative securities to hedge or enhance a particular type of exposure, such as to rising or falling interest rates. Since some derivatives are unusually volatile, a small position can cause a significant loss.

         Leverage Risk

         The fund may borrow to invest in additional securities. The use of borrowings may involve leverage that creates an opportunity for increased net income, but also creates special risks. In particular, if the fund borrows or otherwise uses leverage to invest in securities, any investment gains made on the securities in excess of interest or other amounts paid by the fund will cause the net asset value of the fund's shares to rise faster than would otherwise be the case. On the other hand, if the investment performance of the additional securities purchased fails to cover their cost (including any interest paid on borrowed money) to the fund, the net asset value of the fund's shares will decrease faster than would otherwise be the case. To reduce these risks, the fund will limit its borrowings to 33% of the value of the fund's total assets. If the fund's asset coverage for borrowings falls below 300%, the fund will take prompt action to reduce its borrowings. The fund may also borrow an additional 5% of its total assets without regard to the limitation for bank borrowings.

         Liquidity Risk

         Because the fund is permitted to invest up to 15% of its net assets in illiquid securities, the fund is subject to liquidity risk. Liquidity risk is the risk that securities may be difficult or impossible to sell at the time and price that the fund would like. Illiquid securities include securities which have not been registered under the Securities Act, sometimes referred to as private placements, and are purchased directly from the issuer or in the secondary market. Illiquid securities may involve a high degree of business and financial risk and may result in substantial losses. These securities are less liquid than publicly traded securities, and the fund may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could be less than those originally paid by the fund. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements applicable to companies whose securities are publicly traded. Therefore the fund may have to accept a lower price, sell other securities instead, or forego an investment opportunity, any of which could have a negative effect on fund management and performance.

         Potential Conflict of Interest

         The fund may utilize its distributor, The Chapman Co., a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and a member of the NASD, and broker-dealer affiliates of sub-advisors of its affiliated portfolios in connection with the purchase or sale of portfolio securities in certain circumstances. Nathan A. Chapman, Jr., the President and Chairman of the Board of Directors of The Chapman Funds, Inc., is also the President and Chairman of the Board of Directors of eChapman, Inc. and its indirect wholly-owned subsidiaries, The Chapman Co. and CCM. Mr. Chapman owns a majority of the outstanding voting securities of eChapman, Inc. Accordingly, these relationships represent a potential conflict of interest with respect to commissions and other fees on brokerage transactions conducted on the fund's behalf by The Chapman Co. Similar potential conflicts of interest may arise with respect to the use of affiliates of sub-advisors of affiliated portfolios of the fund for the purchase or sale of portfolio securities. The Board of Directors has adopted procedures in compliance with the 1940 Act to address such potential conflicts. Furthermore, at least a majority of the members of Board of Directors of The Chapman Funds, Inc. must be disinterested under the 1940 Act.

PORTFOLIO TURNOVER

         The fund generally purchases securities with the intention of holding them for investment; however, when market conditions or other circumstances warrant, the fund will purchase and sell securities without regard to the length of time held. Due to the nature of the fund's investment program, the fund's annual portfolio turnover rate may exceed 100%. Although the fund cannot accurately predict its turnover rate for future years, it anticipates that its annual portfolio turnover will not exceed 200%. A high turnover rate may increase transaction costs and result in additional taxable gains which will adversely affect the fund's performance. The fund experienced a portfolio turnover rate of 64.0% for the fiscal year ended October 31, 2001.

                              FINANCIAL HIGHLIGHTS

         The Financial Highlights table set forth below is intended to help you understand the financial performance of the DEM Equity Fund Institutional Shares since its commencement of operations. Certain information reflects financial results for a single fund share. This information has been audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.


                                                         ----------------------------------------------------------------------
                                                                                                                 April 8,
                                                           For the            For the         For the             1998(1)
                                                          year ended         year ended      year ended           through
                                                          October 31,        October 31,     October 31,         October 31,
                                                             2001               2000            1999                1998
                                                         ----------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year....................        $29.11             $20.37          $11.58             $14.29
                                                         ----------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(2)................................          (.04)              (.24)           (.40)              (.29)
Net realized and unrealized gain (loss) on
     investments......................................        (12.82)              8.98            9.19              (2.42)
                                                         ----------------------------------------------------------------------
     Total from investment operations ................        (12.86)              8.74            8.79              (2.71)
                                                         ----------------------------------------------------------------------
DISTRIBUTIONS:
From net investment income ...........................         -                   -                -                 -
From net realized gains on investments ...............         -                   -                -                 -
                                                         ----------------------------------------------------------------------
     Total distributions .............................         -                   -                -                 -
                                                         ----------------------------------------------------------------------
Net asset value, end of year .........................        $16.25             $29.11          $20.37             $11.58
                                                         ======================================================================

TOTAL RETURN(3).......................................        (44.18)%            42.91%          75.91%            (18.96)%

RATIOS / SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
     Expenses (net of reimbursement/waiver)                     1.25%              1.52%           2.97%              4.30%
     Expenses prior to reimbursement/waiver                     2.00%              2.36%           3.00%              4.30%
     Net investment loss .............................         (0.20)%            (0.78)%         (2.64)%            (4.06)%
Supplemental Data:
     Net Assets, end of period (000 omitted) .........       $11,569            $34,252         $17,006             $8,107
     Portfolio turnover rate .........................            64%                31%             17%                18%

----------
(1) Commencement of operations. Ratioos have been annualized and total return has not been annualized.

(2) Net investment loss per share was calculated using the average shares method.

(3) Total Return represents the return that an investor would have earned or lost on an invesetment in the Fund (assuming investment in the Fund the first day of the fiscal year, and reinvestment of all dividends and distributions).

                                  YOUR ACCOUNT

PURCHASING SHARES

         You may purchase institutional shares of the fund only through institutions such as broker-dealers, financial institutions, depository institutions, retirement plans and other financial intermediaries that act as institutional stockholders of record with respect to the fund. The fund may make institutional shares available to other investors in the future. Each institution separately determines the rules applicable to its customers that invest in institutional shares including minimum initial and subsequent investment requirements, and the procedures investors must follow to effect purchases, redemptions and exchanges of institutional shares.

         In order to invest in institutional shares of the fund, you must place an order with an institution. The institution is then responsible for prompt transmission of the order to the fund's transfer agent, as set forth below.

         Institutions can purchase institutional shares directly from the fund by mail, by telephone or by bank wire. There is no sales load in connection with the purchase of institutional shares. The fund requires a minimum initial investment in institutional shares of $25,000 with no minimum subsequent investment; however the fund does not require a minimum investment for qualified retirement plans. The fund reserves the right to vary the initial investment minimum and minimums for subsequent investments at any time.

BY MAIL

         To make an initial investment, an institution should send the investment shares application and its check (drawn on a U.S. bank and payable in U.S. dollars) to:

                  DEM Equity Fund Institutional Shares
                  c/o PFPC, Inc.
                  211 S. Gulph Road
                  P.O. Box 61767
                  King of Prussia, PA  19406

         To make a subsequent investment in an existing account, an institution should send the stub from its account statement and its check (drawn on a U.S. bank and payable in U.S. dollars) to:

                  DEM Equity Fund Institutional Shares
                  c/o PFPC, Inc.
                  211 S. Gulph Road
                  P.O. Box 61767
                  King of Prussia, PA  19406

         Please make your check payable to DEM Equity Fund Institutional Shares

BY WIRE

         To make a same day wire investment, an institution should call (800) 441-6580 by 12 noon (Eastern Time).

         The following information will be required to open an account:

         o   Name and address for account registration

         o   Tax identification number

         o   Amount of wire transfer

         o   Name of bank

         The institution should contact its bank with instructions to transmit funds to:

                  Boston Safe Deposit & Trust
                  ABA# 011001234
                  Credit: DEM Equity Fund Institutional Shares
                  Account #:  000795
                  FBO:  (Insert shareholder name and new account number)

         The institution's bank may charge a wire fee.

         To open a new account, an institution should mail its completed application to The Chapman Funds, Inc.

BY EXCHANGE

         To request an exchange of shares from one fund into shares of another fund offered by The Chapman Funds, Inc., an institution must call (800) 441-6580 or send a written request to:

                  DEM Equity Fund Institutional Shares
                  c/o PFPC, Inc.
                  211 S. Gulph Road
                  P.O. Box 61767
                  King of Prussia, PA  19406

         Note: An exchange must be made by mail if a new account must be opened or the accounts are not identically registered.

         Important Information about Exchange Privileges

         o If an institution exchanges shares of one fund for shares of another fund by telephone, we will register the new shares in the same manner as the shares for which they were exchanged.

         o A fund may change or cancel exchange policies at any time, upon 60 days' notice to stockholders and can terminate the telephone exchange privilege at any time.

         o An exchange of shares is treated like a sale of those shares; therefore an institution may realize capital gain or loss for federal income tax purposes when shares are exchanged.

         o Exchanges will be required to meet the minimum initial investment requirement of each fund.

         The fund has adopted a plan under rule 12b-1 of the Investment Company Act of 1940 pursuant to which the fund pays The Chapman Co. a stockholder service fee and a distribution fee to cover the sale of its shares and for services provided to stockholders. The 12b-1 fee paid by the fund is detailed in the Fund Expenses sections of this prospectus.

Because this fee is paid out of the fund's assets on an on-going basis, over time, this fee will increase the cost of your investment and may cost you more than paying other types of sales charges.

REDEEMING SHARES

         You may redeem your institutional shares at any time by contacting the institution through which your institutional shares were purchased. Institutions are responsible for the prompt transmission of redemption requests to PFPC, Inc. (the fund's transfer agent; PFPC ). Institutions can redeem institutional shares at any time by mail, by telephone or by wire instructions (which must include the institution's name and account number.)

         How You Can Receive Proceeds from a Redemption

         If PFPC receives an institution's request by 4 p.m. (Eastern Time) in correct form, proceeds are usually sent within one business day. Proceeds can be sent to institutions by mail or by wire. There is a $9.00 charge for redemptions by wire, which is deducted from redemption proceeds.

         Under certain circumstances and when deemed by the fund to be in its best interests, PFPC may not send the proceeds to the institution for up to seven days after the transfer agent receives an institution's sale request.

         If an institution redeems shares that it just purchased and paid for by check, PFPC will process the redemption request but will generally delay sending the proceeds for up to 15 days to allow the check to clear. This hold does not apply to certified and cashier's checks.

         Redemptions Over $250,000

         Large sales can adversely affect the ability of a fund to implement its investment strategies by causing the premature sale of securities that would otherwise be held. If, in any 90-day period, an institution redeems more than $250,000, or its sale amounts to more than 1% of net assets, in the fund, the fund has the right to pay the difference between the redemption amount and the lesser of the two previously mentioned figures with securities from the fund's portfolio.

KEEPING AN ACCOUNT OPEN

         Due to the relatively high cost to the fund of maintaining small accounts, we ask institutions to maintain an account balance of at least $25,000. If an account balance is below $25,000, we have the right to close the account after giving the institution 60 days in which to increase the balance.

HOW AND WHEN SHARES ARE PRICED

         The share price (also called "net asset value" or "NAV") for the fund is generally calculated at 4 p.m. (Eastern Time) each day The New York Stock Exchange is open for business. To calculate the NAV of the institutional shares, the institutional shares' pro rata share of fund assets is valued and totaled, the institutional shares' pro rata share of fund liabilities is subtracted, and the balance, called net assets, is divided by the number of institutional shares outstanding. In general, the fund's assets are valued at their market price.

HOW THE PURCHASE OR REDEMPTION PRICE IS DETERMINED

         If PFPC receives an institution's request to purchase, redeem or exchange shares in the fund in the correct form by 4 p.m. (Eastern Time) we will price the transaction at that day's NAV. If PFPC receives an institution's request after 4 p.m., we will price the transaction at the next business day's NAV.

     Note: The time at which transactions and shares are priced and the time until which orders are accepted may be changed in case of an emergency or if the New York Stock Exchange closes at a time other than 4 p.m.

                             DISTRIBUTIONS AND TAXES

DIVIDENDS AND OTHER DISTRIBUTIONS

         Dividend distributions are reinvested in additional fund shares in an institution's account unless it selects another option on its investment application. The advantage of reinvesting distributions arises from compounding, that is, the institution receives income dividends and capital gain distributions on a rising number of shares.

         o The fund calculates its dividends, if any, from net investment income. Net investment income includes interest accrued and dividends earned on the fund's portfolio securities for the applicable period less applicable expenses.

         o The fund declares dividends, if any, from its investment income quarterly.

         o The fund distributes net realized capital gains annually unless such capital gains are used to offset losses carried forward from prior years, in which case no such capital gains will be distributed.

         o    Fund shares will earn dividends through the date of redemption.

TAX INFORMATION

         An institution needs to be aware of the possible tax consequences when:

         o It redeems fund shares, including an exchange from one fund to another.

         o    The fund makes a distribution to its account.

         Taxes on Redemptions

         When an institution redeems shares in the fund, it may realize a gain or loss. An exchange from a fund to another fund is still a redemption for tax purposes.

         After the end of the tax year, we will send an institution a Form 1099-B for each fund in which it owned shares during the year indicating the date and amount of each redemption made in the fund during the prior year. The fund will also report this information to the IRS.

         Taxes on Distributions

         Distributions are taxable whether reinvested in additional shares or received in cash. Dividends from the fund's long-term capital gains may qualify as capital gains and may be taxed at preferential income tax rates. Dividends from other sources are generally taxable as ordinary income.

         After the end of the fund's tax year, we will send an institution a Form 1099-DIV for each fund in which it owned shares during the year indicating the tax status of any dividend and capital gain distributions made to such institution. We will also report this information to the IRS. Distributions made by a fund are generally taxable to an institution for the year in which they were paid. Certain dividends paid in January, however, may be taxable as if they had been paid in the previous December.

                                   MANAGEMENT

THE INVESTMENT ADVISOR

         Chapman Capital Management, Inc., CCM, serves as the investment advisor to the fund pursuant to an advisory and administrative services agreement with the fund. CCM was established in 1988 and is located at the World Trade Center - Baltimore, Suite 2800, 401 East Pratt Street, Baltimore, Maryland 21202.

         CCM has been an investment advisor since 1988. CCM served as the investment advisor of DEM, Inc., a closed-end company that invested in DEM securities from 1995 until its dissolution in 1998, and currently serves as the investment advisor for the DEM Index Fund, the DEM Multi-Manager Equity Fund, the DEM Multi-Manager Bond Fund, The Chapman US Treasury Money Fund and The Chapman Institutional Cash Management Fund. The DEM Index Fund, the DEM Multi-Manager Equity Fund, the DEM Multi-Manager Bond Fund and The Chapman Institutional Cash Management Fund are not currently active. In addition, CCM serves as portfolio manager to a private fund and private accounts. As of February 28, 2002, CCM had approximately $296 million in assets under management.

         CCM provides investment advice to the fund and, in general, conducts the management and investment programs of the fund in accordance with the fund's investment objectives, policies and restrictions.

THE MANAGEMENT FEE

         The fund pays CCM an annual advisory fee and administration fee, based on the following percentage of the fund's average daily net assets:

                                                 ADVISORY         ADMINISTRATION
                                                 --------         --------------
          DEM Equity Fund................          .90%                .15%

PORTFOLIO MANAGEMENT

         Nathan A. Chapman, Jr. has been the president of CCM since 1988 and is primarily responsible for the management of the fund's assets.

         Mr. Chapman has served as President and Chairman of the Board of Directors of The Chapman Funds, Inc. since its organization in 1988. In addition, Mr. Chapman founded The Chapman Co., the fund's distributor, in 1987 and has been its President since its inception. The Chapman Co. is a full-service brokerage and investment banking firm. Since 1999, Mr. Chapman has also served as President and Chairman of the Board of Directors of eChapman, Inc. a diversified financial services firm designed for the DEM community. As Mr. Chapman is the president of an investment banking firm, asset management firm and diversified financial services firm, he does not devote his full time to the management of the fund's portfolio.

LEGAL PROCEEDINGS

         eChapman, Inc., the indirect parent of each of CCM and The Chapman Co. was advised in late November 2001 that the SEC has entered an order of a formal, non-public investigation relating to its initial public offering and certain sales and record-keeping practices of The Chapman Co. We cannot predict the outcome of this investigation.

         We have received a letter dated January 30, 2002, from the SEC in which the SEC outlines certain deficiencies and alleged violations in connection with its audit of us and CCM. CCM and we are in the process of responding to such letter. We cannot predict the outcome of this matter.

DISTRIBUTION

         The Chapman Co., an affiliated broker-dealer of CCM and the fund, distributes (sells) shares of the fund.

BROKERAGE

         In placing portfolio trades, CCM may use The Chapman Co., but only when CCM believes no other firm offers a better combination of quality execution (i.e., timeliness and completeness) and favorable price.

STOCKHOLDER SERVICES

         PFPC serves as the fund's transfer and dividend paying agent and accounting agent and provides shareholder services, including record-keeping, and statements, distribution of dividends and processing of purchase and redemption requests. Stockholder inquiries should be addressed to:

                                   PFPC, Inc.
                                211 S. Gulph Road
                                 P.O. Box 61767
                           King of Prussia, PA 19406.
                                 (800) 441-6580

CUSTODIAN

         UMB Bank, N.A., 928 Grand Avenue, Kansas City, Missouri 64141-6226, serves as the custodian for the fund's portfolio securities.

INVESTOR SHARES

         The fund offers a separate class of shares, Investor Shares, to individual investors through a separate prospectus. Institutional Shares, offered by this prospectus, and Investor Shares represent equal pro rata interests in the fund's common investment portfolio and calculate net asset value and performance quotations in the same manner. However, Investor Shares are sold with a sales load and may have different sales charges and other expenses which can be expected to affect performance. Both classes will share proportionately in the investment income and expenses of the fund, except that the per share dividends of Investor Shares will differ from the per share dividends of Institutional Shares as a result of additional distribution expenses applicable to Investor Shares. Investor Shares and Institutional Shares have equal voting rights and will be voted in the aggregate, and not by class, except where class voting is required by law or the matter affects only one class. There is no provision for cumulative voting.

================================================================================

         A STATEMENT OF ADDITIONAL INFORMATION WHICH CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION AND IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS. FURTHER INFORMATION ABOUT MARKET CONDITIONS AND THE FUND'S INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE FUND'S PERFORMANCE DURING THEIR LAST FISCAL YEAR ARE AVAILABLE IN THE ANNUAL AND SEMI-ANNUAL STOCKHOLDER REPORTS. TO OBTAIN FREE COPIES OF ANY OF THESE DOCUMENTS, CALL (800) 752-1013. FOR STOCKHOLDER INQUIRIES, CALL THE CHAPMAN CO. AT (800) 752-1013 OR PFPC, INC. AT (800) 441-6580.

         FUND REPORTS AND STATEMENTS OF ADDITIONAL INFORMATION ARE ALSO AVAILABLE FROM THE SECURITIES AND EXCHANGE COMMISSION BY SENDING AN ELECTRONIC REQUEST TO PUBLICINFO@SEC.GOV BY WRITING THE EDGAR DATABASE ON THE SEC'S PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-6009 (YOU WILL BE CHARGED A DUPLICATING FEE); BY VISITING THE SEC'S PUBLIC REFERENCE ROOM (CALL (202) 942-8090 FOR HOURS OF OPERATION); OR BY CONSULTING THE SEC'S WEB SITE AT WWW.SEC.GOV.

[LOGO]            THE
                  CHAPMAN
                  FUNDS
                  A Member of the Chapman
                  Group of Companies

                         WORLD TRADE CENTER - BALTIMORE
                        401 EAST PRATT STREET, 28TH FLOOR
                            BALTIMORE, MARYLAND 21202
                                 (800) 752-1013

                           1940 ACT FILE NO. 811-5697
================================================================================



                                     [LOGO]








                                 DEM EQUITY FUND

                              INSTITUTIONAL SHARES


                               A DOMESTIC EMERGING
                               MARKETS INVESTMENT
                                   OPPORTUNITY














                         ---------------------------------
                                   PROSPECTUS
                         ---------------------------------





================================================================================

            Statement of Additional Information Dated: March 1, 2002

                             THE CHAPMAN FUNDS, INC.
                                 DEM EQUITY FUND
                                 INVESTOR SHARES
                              INSTITUTIONAL SHARES

                         WORLD TRADE CENTER - BALTIMORE
                        401 EAST PRATT STREET, SUITE 2800
                            BALTIMORE, MARYLAND 21202
                    TELEPHONE: (410) 625-9656, (800) 752-1013

This Statement of Additional Information of the DEM Equity Fund (the "Fund") is not a prospectus and is only authorized for distribution when preceded or accompanied by the Fund's Investor Shares Prospectus or Institutional Shares Prospectus dated the same date as this Statement of Additional Information (each is referred to herein as the "Prospectus"). This Statement of Additional Information contains additional information to that set forth in the Prospectus and should be read in conjunction with the Prospectus. A copy of the Prospectus may be obtained without charge by writing The Chapman Co., World Trade Center - Baltimore, 401 East Pratt Street, Suite 2800, Baltimore, Maryland 21202, or calling at (410) 625-9656, (800) 752-1013. The financial statements of the DEM Equity Fund for the year ended October 31, 2001 and the Report of Ernst & Young LLP, Independent Auditors are set forth in the DEM Equity Fund's 2001 Annual Report to stockholders and are incorporated herein by reference. To request a copy of the DEM Equity Fund financial statements, at no charge, contact the administrator at Chapman Capital Management, Inc. at (800) 752-1013, or write Chapman Capital Management, Inc., Attn.: Administrator, 401 East Pratt Street, Suite 2800, Baltimore, Maryland 21202.

The financial statements of the DEM Equity Fund for the year ended October 31, 2001 and the Report of Ernst & Young LLP, Independent Auditors are set forth in the DEM Equity Fund's 2001 Annual Report to stockholders and are incorporated herein by reference. To request a copy of the DEM Equity Fund financial statements, at no charge, contact the administrator at Chapman Capital Management, Inc. at (800) 752-1013 or write Chapman Capital Management Inc.,
Attn: Administrator, 401 East Pratt Street, Suite 2800, Baltimore, Maryland, 21202.

                                TABLE OF CONTENTS

Investment Objective And Policies ........................................ B-3
Investment Program........................................................ B-3
Management ............................................................... B-8
Purchase of Shares ....................................................... B-20
Control Persons and
Principal Holders of Securities .......................................... B-21
Redemption of Shares ..................................................... B-22
Portfolio Transactions  .................................................. B-22
Taxation ................................................................. B-24
Capital Stock ............................................................ B-26
Performance Information................................................... B-27
Counsel to the Company ................................................... B-29
Independent Auditors ..................................................... B-29
Financial Statements ..................................................... B-29

Domestic Emerging Markets-Registered Trademark- and DEM-Registered Trademark-are registered trademarks and DEM Profile-TM-, DEM Universe-TM-, DEM Company-TM-are trademarks of Nathan A. Chapman, Jr.

               A DOMESTIC EMERGING MARKETS INVESTMENT OPPORTUNITY

                        INVESTMENT OBJECTIVE AND POLICIES

The Fund is a series of The Chapman Funds, Inc., a Maryland corporation (the "Company") that is an open-end, management investment company known as a series fund (the Fund and each other series of the Company are herein sometimes referred to as a "Series"). The Fund is considered non-diversified under the Investment Company Act of 1940 (the "1940 Act"). The Company was incorporated in Maryland on November 22, 1988.

The Fund invests pursuant to the DEM Strategy in the securities of emerging DEM companies to achieve its investment objective of aggressive long-term growth through capital appreciation. The Domestic Emerging Markets, or DEM, Strategy consists of investing in companies that are controlled by African Americans, Asian Americans, Hispanic Americans or women that are located in the United States and its territories ("DEM Companies").

The following information supplements the discussion of the investment policies of the Fund found under "INVESTMENT PROGRAM" in the Prospectuses.

                               INVESTMENT PROGRAM

OPTIONS TRANSACTIONS

The Fund may invest up to 15% of its total assets, represented by the premium paid, in the purchase of call and put options in respect of specific securities in which it may invest. The Fund may write covered call and put option contracts to the extent of 15% of the value of its net assets at the time such option contracts are written. The principal reason for writing covered call options is to realize, through the receipt of premiums, a greater return then would be realized on their portfolio securities alone. In return for a premium, the writer of a covered call option forfeits the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected). Nevertheless, the call writer retains the risk of a decline in the price of the underlying security. Similarly, the principal reason for writing covered put options is to realize income in the form of premiums. The writer of a covered put option accepts the risk of a decline in the price of the underlying security. The size of the premiums that a Fund may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

Options ordinarily will have expiration dates between one and nine months from the date written. The exercise price of the options may be below, equal to or above the market values of the underlying securities at the time the options are written. In the case of call options, these exercise prices are referred to as "in-the-money," "at-the-money" and "out-of-the-money," respectively. The Fund may write (a) in-the-money call options when it expects that the price of the underlying security will remain stable or decline moderately during the option period, (b) at-the-money call options when it expects that the price of the underlying security will remain stable or advance moderately during the option period and (c) out-of-the-money call options when it expects that the premiums received from writing the call option plus the appreciation in market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. In these circumstances, if the market price of the underlying security declines and the security is sold at this lower price, the amount of any realized loss will be offset wholly or in part by the premium received. Out-of-the-money, at-the-money and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions.

So long as the Fund's obligation as the writer of an option continues, it may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring it to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates when the option expires or the Fund effects a closing purchase transaction. The Fund can no longer effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice.

While it may choose to do otherwise, the Fund generally will purchase or write only those options for which it believes there is an active secondary market so as to facilitate closing transactions. There is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, at times have rendered certain clearing facilities inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that otherwise may interfere with the timely execution of customers' orders, will recur. In such event, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer, a Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise or it otherwise covers its position.

The Fund intends to treat options in respect of specific securities that are not traded on a national securities exchange or the Nasdaq National Market and the securities underlying covered call options written by the Fund as illiquid securities subject to the Fund's investment limitation on illiquid securities as set forth below. See "INVESTMENT PROGRAM--Risk Factors - Options Risk" in the Prospectus.

NON-PUBLICLY TRADED AND ILLIQUID SECURITIES

The Fund may not invest more than 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market and securities that are restricted securities as defined in Rule 144 under the Securities Act ("Illiquid Securities"). Illiquid Securities include securities which have not been registered under the Securities Act, sometimes referred to as private placements, and are purchased directly from the issuer or in the secondary market. Investment companies do not typically hold a significant amount of restricted securities or other Illiquid Securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and an investment company might be unable to dispose of restricted or other Illiquid Securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. An investment company might also be required to register Illiquid Securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede a public offering of such securities.

Although the Fund believes that investments in Illiquid Securities may offer the opportunity for significant capital gains, these investments involve a high degree of business and financial risk that can result in substantial losses in the portion of its portfolio invested in these investments. Among these are the risks associated with companies in an early stage of development or with little or no operating history, companies operating at a loss or with substantial variation in operating results from period to period, companies with the need for substantial additional capital to support expansion or to maintain their competitive positions, or companies with significant financial leverage. Such companies may also face intense competition from others including those with greater financial resources or more extensive development, manufacturing, distribution or other attributes, over which the Fund will have no control.

LOANS OF SECURITIES

The Fund is authorized to lend securities it holds to brokers, dealers and other financial organizations, but the Fund will not lend securities to any affiliate of the Investment Advisor or any sub-adviser unless the Fund applies for and receives specific authority to do so from the Securities and Exchange Commission (the "SEC"). The Fund's loans of securities are collateralized by cash, letters of credit or U.S. Government securities that are maintained at all times in segregated accounts in amounts equal to the current market value of the loaned securities. From time to time, the Fund may pay a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party that is unaffiliated with the Fund and that is acting as a "finder."

By lending its securities, the Fund can increase its income by continuing to receive interest on the loaned securities, by investing the cash collateral in short-term instruments or by obtaining yield in the form of interest paid by the borrower when U.S. Government securities are used as collateral. The Fund adheres to the following conditions whenever it lends its securities: (1) the Fund must receive at least 100% cash collateral or equivalent securities from the borrower, which amount of collateral is maintained by daily marking to market; (2) the borrower must increase the collateral whenever the market value of the securities loaned rises above the level of the collateral; (3) the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (5) the Fund may pay only reasonable custodian fees in connection with the loan; and
(6) voting rights on the loaned securities may pass to the borrower, except that, if a material event adversely affecting the investment in the loaned securities occurs, the Fund must terminate the loan and regain its right to vote the securities. Up to 20% of the Fund's assets may be invested pursuant to such techniques for hedging and risk management purposes or when the Fund believes such techniques can be expected to yield a higher investment return than other investment options.

REPURCHASE AGREEMENTS

The Fund may enter into "repurchase agreements" pertaining to the securities in which it may invest with securities dealers or member banks of the Federal Reserve System. A repurchase agreement arises when a buyer such as the Fund purchases a security and simultaneously agrees to resell it to the vendor at an agreed-upon future date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon interest rate which is effective for the period of time the buyer's money is invested in the security and which is related to the current market rate rather than the coupon rate on the purchased security. Such agreements permit the Fund to keep all of its assets at work while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. A party entering into a repurchase agreement requires continual maintenance by its custodian for its account in the Federal Reserve/Treasury Book Entry System of collateral in an amount equal to, or in excess of, the resale price. In the event a vendor defaulted on its repurchase obligation, the Fund might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. In the event of a vendor's bankruptcy, the Fund might be delayed in, or prevented from, selling the collateral for the Fund's benefit. The Board of Directors has established procedures, which are periodically reviewed by the Board, pursuant to which the Investment Advisor monitors the creditworthiness of the dealers and banks with which the Fund enters into repurchase agreement transactions.

FUNDAMENTAL POLICIES

The following investment restrictions are fundamental to the Fund and cannot be changed without the approval of holders of a majority of the Fund's outstanding voting shares, which, as used here, means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are present in person or represented by proxy or (ii) more than 50% of the outstanding shares. The Fund's investment policies that are not designated fundamental policies may be changed by the Fund without stockholder approval. The percentage limitations set forth below, as well as those described in the Prospectus, are measured and applied only at the time an investment is made or other relevant action is taken by the Fund.

The investment policies prohibit the Fund from: (1) Issuing senior securities, borrowing money or pledging its assets, except that: (i) the Fund may borrow from banks in amounts aggregating not more than 33 1/3% of the value of the Fund's total assets (calculated when the loan is made) to take advantage of investment opportunities and may pledge up to 33 1/3% of the value of its total assets to secure such borrowings; (ii) the Fund may purchase securities on margin pursuant to margin arrangements with banks up to the limits set forth in
(i) for bank borrowings; and (iii) the Fund may borrow an additional 5% of the Fund's total assets without regard to the foregoing limitations for temporary purposes such as clearance of portfolio transactions and share redemptions.

     (2) Engaging in the business of underwriting securities issued by other persons, except that to the extent the Fund is permitted to invest in Illiquid Securities (currently, the Fund may not invest more than 15% of its net assets in Illiquid Securities), the Fund may be deemed to act as an underwriter to portfolio companies.

     (3) Concentrating investments in particular industries. The policy of the Fund is not to concentrate investments, i.e., to limit its investment in any one industry, so that it will make no additional investment in any industry if such investment would result in the Fund having over 25% of the value of its assets at the time in such industry (The Domestic Emerging Markets market segment is not considered an industry for this purpose).

     (4) Engaging in the purchase and sale of real estate or real estate-backed or mortgage-backed securities.

     (5) Purchasing or selling commodities or commodities contracts except that the Fund may enter into futures contracts and options thereon and may invest in index futures contracts, and options on index futures contracts to the extent that not more than 5% of the Fund's net assets are required as margin deposit for futures contracts and not more than 15% of the Fund's net assets are invested in futures and options at any time.

     (6) Making loans to others, except through the purchase of qualified (publicly distributed bonds, debentures or other securities) debt obligations, the entry into repurchase agreements and loans of portfolio securities consistent with the Fund's investment objectives and policies.

     (7) Investing in foreign securities (other than American Depository Receipts).

OTHER INVESTMENT POLICIES

The policy of the Fund is not to invest its funds for the purpose of purchasing working control in companies except when and if, in the judgment of the Investment Advisor such investment is deemed advisable. This policy, which is established by the Board of Directors, is subject to change without stockholder approval.

                                   MANAGEMENT

BOARD OF DIRECTORS

The Fund is managed by the Company's Board of Directors. The Board of Directors approves all significant agreements between the Fund and other Series of the Company and between the Fund and persons who furnish services to the Fund, including the Fund's agreements with the Investment Advisor and the Fund's distributor, The Chapman Co. There are no committees of the Board of Directors. The Board of Directors delegates to the Company's officers and the Investment Advisor responsibility for day-to-day operations of the Funds. There are no committees of the Board of Directors. All of the officers of the Company are directors, officers or employees of the Investment Advisor or The Chapman Co.

         Directors deemed to be "disinterested persons" of the Company for purposes of the 1940 Act are indicated in the chart below.


                                                                                                      NUMBER OF
                                                                                                     PORTFOLIOS
                                      POSITION HELD     TERM OF OFFICE AND     PRINCIPAL               IN FUND          OTHER
                                        WITH THE         LENGTH OF TIME      OCCUPATION(S)             COMPLEX      DIRECTORSHIPS
                                        COMPANY             SERVED*          DURING PAST 5             OVERSEEN        HELD BY
NAME, ADDRESS AND AGE                                                           YEARS                 BY DIRECTOR     DIRECTOR
Dr. Glenda Glover, 48                Director           Time Served -4 yrs   Dean of School of             6             None
World Trade Center-Baltimore                                                 Business, Jackson
401 East Pratt Street, 28th Floor                                            State University
Baltimore, Maryland 21202                                                    since 1994.
                                                                             Chairperson of
                                                                             Accounting
                                                                             Department, Howard
                                                                             University from 1990
                                                                             through 1994.


Wilfred Marshall, 65                 Director           Time Served -10 yrs  Principal, Marshall           6             None
World Trade Center-Baltimore                                                 Enterprises, a retail
401 East Pratt Street, 28th Floor                                            management firm, since 1994.
Baltimore, Maryland 21202                                                    Director, Mayor's Office of
                                                                             Small Business
                                                                             Assistance-City of
                                                                             Los Angeles 1981 to
                                                                             1994.


Berna Gunn-Williams, 67              Director           Time Served -1 yr    President and CEO of          6             None
World Trade Center-Baltimore                                                 Scrupples, Inc., a
401 East Pratt Street, 28th Floor                                            janitorial and
Baltimore, Maryland 21202                                                    secrurity firm
                                                                             located in
                                                                             Washington, D.C.,
                                                                             Former Chairperson
                                                                             of The District of
                                                                             Columbia Retirement
                                                                             Board from 1994 to
                                                                             1998.


David Rivers, 57                     Director           Time Served -6 yrs   Director of                   6             None
World Trade Center-Baltimore                                                 Community
401 East Pratt Street, 28th Floor                                            Development Medical
Baltimore, Maryland 21202                                                    University of South
                                                                             Carolina
                                                                             Environmental
                                                                             Hazards Assessment
                                                                             Program since 1994;
                                                                             President, Research
                                                                             Planning and
                                                                             Management from 1991
                                                                             to 1994.





Earl U. Bravo, Sr., 53               Secretary and      Time Served -11 yrs  Secretary and                 6             None
World Trade Center-Baltimore         Assistant                               Assistant Treasurer
401 East Pratt Street, 28th Floor    Treasurer                               since 1997 of The
Baltimore, Maryland 21202                                                    Chapman Co.
                                                                             Mr. Bravo has been
                                                                             employed in various
                                                                             senior executive
                                                                             positions with The
                                                                             Chapman Co. and
                                                                             Chapman Capital
                                                                             Management, Inc.
                                                                             since 1990.



M. Lynn Ballard, 58                  Treasurer and      Time Served -11 yrs  Treasurer and                 6             None
World Trade Center-Baltimore         Assistant                               Assistant Secretary
401 East Pratt Street, 28th Floor    Secretary                               since 1997 of The
Baltimore, Maryland 21202                                                    Chapman Co..
                                                                             Ms. Ballard has been
                                                                             employed as a senior
                                                                             financial executive
                                                                             of The Chapman Co.
                                                                             and Chapman Capital
                                                                             Management, Inc.
                                                                             since 1990.

Directors deemed to be "interested persons" of the Company for purposes of the 1940 Act are indicated in the chart below.


                                                                                                      NUMBER OF
                                                                                                     PORTFOLIOS
                                      POSITION HELD     TERM OF OFFICE AND     PRINCIPAL               IN FUND          OTHER
                                        WITH THE         LENGTH OF TIME      OCCUPATION(S)             COMPLEX      DIRECTORSHIPS
                                        COMPANY             SERVED*          DURING PAST 5             OVERSEEN        HELD BY
NAME, ADDRESS AND AGE                                                           YEARS                 BY DIRECTOR     DIRECTOR

Nathan A. Chapman, Jr., 43**         President,         Time Served - 12 yrs President and                 6      Serves as Chairman
World Trade Center-Baltimore         Director and                            Director since 1986                  of the Board of
401 East Pratt Street, 28th Floor    Chairman of                             of The Chapman Co.                   eChapman, Inc.
Baltimore, Maryland 21202            the Board                               President and
                                                                             Director since 1988
                                                                             of Chapman Capital
                                                                             Management, Inc.


Dr. Benjamin Hooks, 76***            Director           Time Served - 11 yrs Executive Director            6             None
World Trade Center-Baltimore                                                 of the NAACP from
401 East Pratt Street, 28th Floor                                            1993 through 1997.
Baltimore, Maryland 21202                                                    President and CEO
                                                                             of Universal Life
                                                                             Insurance Co.
                                                                             Chairman of the
                                                                             Board of Directors
                                                                             of  Minact, Inc.,
                                                                             an affiliate of Job
                                                                             Corps, Inc.


* The directors of the Company serve until the next annual meeting of stockholders and until their successors are duly elected and qualify.

**       Mr. Chapman is deemed to be an "interested" director under the
Investment Company Act of 1940, as amended, because he owns 68% of the outstanding stock of eChapman, Inc., the parent company of CCM, the Funds' investment advisor, and The Chapman Co., the Funds' distributor; he is a director and officer of each of eChapman, Inc., CCM and The Chapman Co., and he controls eChapman, Inc., CCM and The Chapman Co.

***      Dr. Hooks is deemed to be an "interested" director under the Investment
Company Act of 1940, as amended, because he owns equity securities of eChapman, Inc., the parent company of CCM, the Funds' investment advisor, and The Chapman Co., the Funds' distributor.


The address of each Director and officer is World Trade Center - Baltimore, 401
E. Pratt Street, Suite 2800, Baltimore, Maryland 21202.

DOLLAR RANGE OF EQUITY SECURITIES BENEFICIALLY OWNED BY THE DIRECTOR

The following table represents the dollar range of equity securities beneficially owned by each director in the Fund and any registered investment company overseen by the director within the same family of investment companies of the Fund.


-------------------------------------------------------------------------------------------------------------
                                                                               AGGREGATE DOLLAR RANGE OF
                                                                                EQUITY SECURITIES IN ALL
NAME OF DIRECTOR                          DOLLAR RANGE OF EQUITY                 REGISTERED INVESTMENT
                                          SECURITIES IN THE FUND                 COMPANIES OVERSEEN BY
                                                                                 DIRECTOR IN FAMILY OF
                                                                                  INVESTMENT COMPANIES
-------------------------------------------------------------------------------------------------------------
Nathan A. Chapman, Jr.                        $1 to $10,000                          $1 to $10,000
-------------------------------------------------------------------------------------------------------------
Dr. Benjamin Hooks                                   NONE                                NONE
-------------------------------------------------------------------------------------------------------------
Dr. Glenda Glover                                    NONE                                NONE
-------------------------------------------------------------------------------------------------------------
David Rivers                                         NONE                                NONE
-------------------------------------------------------------------------------------------------------------
Berna Gunn-Williams                                  NONE                                NONE
-------------------------------------------------------------------------------------------------------------
Wilfred Marshall                                     NONE                                NONE
-------------------------------------------------------------------------------------------------------------

Beneficial ownership is determined in accordance with rule 16a-1(a)(2) under the Exchange Act. This information is being provided as of December 31, 2001.

Beneficial Ownership

         The following table represents the equity interest of those "disinterested directors" in securities of the investment adviser or principal underwriter.


                                      Name of Owners
                                            and
                                       Relationships                                                 Value of
          Name of Director              to Director          Company            Title of Class      Securities    Percent of Class

Dr. Glenda Glover                          None                None                  None              None             None
David Rivers                               None                None                  None              None             None
Berna Gunn-Williams                        None                None                  None              None             None
Wilfred Marshall                           None                None                  None              None             None


Beneficial ownership is determined in accordance with rule 13d-3 or rule 16a-1(a)(2) under the Exchange Act. This information is being provided as of December 31, 2001.

EQUITY INTEREST

None of the "disinterested" directors held any material direct or indirect interest in equity securities of the investment adviser or the principal underwriter, in which the value exceeded $60,000, during the two most recently completed calendar years.

DIRECTORS AS OFFICERS OF THE COMPANY

None of the "disinterested" directors held the position of officer of the investment adviser or the principal underwriter, during the two most recently completed calendar years.

INVESTMENT ADVISORY CONTRACT APPROVAL

In approving the current agreement between CCM, the Funds' investment advisor and the Funds, the Board considered a number of factors, including the nature and quality of the services provided by CCM; the investment philosophy and investment approach as applied to the Funds by CCM; the investment management expertise of CCM in respect of the Funds' investment strategies; the personnel, resources and experience of CCM; the Funds' performance history and the management fees paid to CCM relative to those of mutual funds with similar investment objectives, strategies and restrictions; CCM's costs of providing services under the agreement; and ancillary benefits that CCM may receive from its relationship with the Funds.

The Company, Chapman Capital Management and The Chapman Co. have adopted a code of ethics in accordance with the requirements of Rule 17j-1(a) under the 1940 Act. The code prohibits all officers or employees of the Company, Chapman Capital Management and The Chapman Co. and their respective affiliates or subsidiaries from engaging (with certain exceptions) in any securities transactions without approval. In addition, directors of the Company who are deemed to be "interested persons" of the Company for purposes of the 1940 Act are prohibited (with certain exceptions) from engaging in any securities transactions without prior approval when the director has knowledge that the security is being considered for purchase or sale by a Series. The Company's Code of Ethics is on public file with, and available from, the Commission.

Directors of the Company who are not officers receive from the Company a fee of $1,000 for each Board of Directors meeting attended and are reimbursed for all out-of-pocket expenses relating to attendance at meetings. Officers of the Company do not receive compensation from the Company.

COMPENSATION TABLE-FISCAL YEAR 2001


                                                                                                      TOTAL
                                                       RETIREMENT OR                              COMPENSATION
                                                         PENSION                                      FROM
                                     AGGREGATE        BENEFITS ACCRUED          ESTIMATED          COMPANY AND
                                   COMPENSATION         AS PART OF                ANNUAL              FUND
                                       FROM              COMPANY               BENEFITS UPON       COMPLEX (2
NAME OF PERSON/POSITION               COMPANY            EXPENSES               RETIREMENT          COMPANIES)
                                                                                                     PAID TO
                                                                                                    DIRECTORS

Nathan A. Chapman, Jr.                 None                None                  None                None
President, Director,
Chairman of the Board



Dr. Glenda Glover                     $4,000               None                  None               $4,000
Director



Dr. Benjamin Hooks                    $3,000               None                  None               $3,000
Director



Berna Gunn-Williams                   $4,000               None                  None               $4,000
Director


David Rivers                          $4,000               None                  None               $4,000
Director

Wilfred Marshall                      $4,000               None                  None               $4,000
Director

Under the Company's charter and Maryland law, Directors and officers of the Company are not liable to the Company or its stockholders except for receipt of an improper personal benefit or active and deliberate dishonesty. The Company's charter requires that it indemnify its Directors and officers against liabilities unless it is proven that a Director or officer acted in bad faith or with active and deliberate dishonesty or received an improper personal benefit. These provisions are subject to the limitation under the 1940 Act that no Director or officer may be protected against liability to the Company for willful misfeasance, bad faith, gross negligence or reckless disregard for the duties of his office.

For so long as the 12b-1 plan described in the Prospectuses section captioned YOUR ACCOUNT - Distribution" remains in effect, the Directors of the Company who are not "interested persons" of the Company, as defined in the 1940 Act, will be selected and nominated by the Directors who are not "interested persons" of the Company.

THE INVESTMENT ADVISOR

The Investment Advisor has been retained by the Fund under a separate investment advisory and administrative services agreement ("Advisory and Administrative Services Agreement") to provide investment advice and, in general, to supervise the management and investment program of the Fund in accordance with its investment objectives, policies, and restrictions and under the supervision and control of the Company's Board of Directors. The Investment Advisor was established in 1988 and is located at The World Trade Center - Baltimore, 401 East Pratt Street, Suite 2800, Baltimore, Maryland 21202.

The Investment Advisor is a wholly-owned subsidiary of Chapman Capital Management Holdings, Inc. Chapman Capital Management Holdings, Inc. is a wholly-owned subsidiary of eChapman, Inc., an Internet portal designed for the DEM community. eChapman, Inc. was incorporated in Maryland in 1999 and completed an initial public offering of its equity securities in 2000. Nathan A. Chapman, Jr., who is the controlling stockholder of eChapman, Inc., is a controlling person (as that term is defined under the 1940 Act) of eChapman, Inc. and, therefore, a controlling person of the Investment Advisor.

The table below sets forth the names of affiliated persons of the Company who are also affiliated persons of the Investment Advisor:


---------------------------------------------------------------------------------------------------
Name and Principal           Position with Investment            Position with Company
Business Address             Advisor
---------------------------------------------------------------------------------------------------
Nathan A. Chapman, Jr.       President, Director and             President, Director and
401 E. Pratt Street          Chairman                            Chairman
Suite 2800
Baltimore, MD 21202


---------------------------------------------------------------------------------------------------
Earl U. Bravo, Sr.           Secretary and Assistant             Secretary and Assistant
401 E. Pratt Street          Treasurer                           Treasurer
Suite 2800
Baltimore, MD 21202

---------------------------------------------------------------------------------------------------
M. Lynn Ballard              Treasurer and Assistant             Treasurer and Assistant
401 E. Pratt Street          Secretary                           Secretary
Suite 2800
Baltimore, MD 21202
---------------------------------------------------------------------------------------------------

The Investment Advisor has overall responsibility for assets of the Fund, provides overall investment strategies and programs for the Fund and manages short-term investments for the Fund.

In connection with the provision of advisory services, the Investment Advisor will supervise a continuous program of investment, evaluation and, if appropriate, sale and reinvestment of the Fund's assets. Further, the Investment Advisor will supply office facilities, data processing services, clerical, accounting and bookkeeping services, internal auditing services, executive and other administrative services; provide stationery and office supplies; prepare reports to the Fund's stockholders, tax returns and reports to and filings with the SEC and state Blue Sky authorities; calculate the net asset value of the Fund's shares; provide persons to serve as the Company's officers and generally assist in all aspects of the Company's operations. The Investment Advisor will pay for its own costs in providing the above listed services.

The Investment Advisor will place orders for the purchase and sale of portfolio securities and will solicit brokers to execute transactions, including The Chapman Co., in accordance with the Company's policies and restrictions regarding brokerage allocations. The Investment Advisor will furnish to the Company such statistical information with respect to the investments which the Fund may hold or contemplate purchasing as the Company may reasonably request.

The Investment Advisor has contractually agreed to limit the total annual operating expenses of the Investor Shares to 2.00% of average daily net assets effective March 17, 2000 until at least December 31, 2012. The Investment Advisor has contractually agreed to limit the total annual operating expenses of the fund, solely attributable to the Institutional Shares to 1.25% of average daily net assets effective March 17, 2000 until at least December 31, 2012. However, there is no guarantee that CCM will contract to limit the total annual operating expenses of the fund attributable to the Institutional Shares or the Investor Shares beyond December 31, 2012.

                       Amounts Paid To Investment Adviser
-------------------------------------------------------------------------------
Fiscal Year                                             DEM Equity Fund (1)
-------------------------------------------------------------------------------
2001(2)                                                 $82,711
-------------------------------------------------------------------------------
2000(2)                                                 $69,088
-------------------------------------------------------------------------------
1999(2)                                                 $104,670
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
(1)  DEM Equity Fund inception was April 8, 1998
(2)  Net of expense reimbursements

The Company is comprised of the following Series:

         The Chapman U.S. Treasury Money Fund
         The Chapman Institutional Cash Management Fund
         DEM Equity Fund
         DEM Index Fund
         DEM Multi-Manager Equity Fund
         DEM Multi-Manager Bond Fund
         DEM Fixed Income Fund

Currently, the Fund and The Chapman U.S. Treasury Money Fund are the only Series of the Company that are active. The Investment Advisor acts as investment advisor to each Series of the Company. The fees of the Investment Advisor are separately charged to each Series pursuant to the separate investment advisory agreement applicable to that Series.

The Fund is comprised of two classes of shares, Institutional Shares and Investor Shares. The fees of the Investment Advisor applicable to the Fund are allocated among the Investor Shares and Institutional Shares on the basis of relative net assets of the Investor Shares and the Institutional Shares.

DISTRIBUTOR

The Distributor, The Chapman Co., has been retained under a distribution agreement (the "Distribution Agreement") to undertake the sale, on a continuous basis as agent, of the shares of the Fund. The Distributor is not obliged to sell any particular amount of shares.

Set forth below is certain information with respect to commissions and other compensation received by each principal underwriter, who is an affiliated person of the Fund or an affiliated person of an affiliated person of the Fund, directly or indirectly, from the Fund during the Fund's most recent fiscal year.



----------------------------------------------------------------------------------------------------------------------------
                            NET
                            UNDERWRITING           COMPENSATION ON
NAME OF PRINCIPAL           DISCOUNTS AND          REDEMPTIONS AND             BROKERAGE           OTHER
UNDERWRITER                 COMMISSIONS            REPURCHASES                 COMMISSIONS         COMPENSATION *
----------------------------------------------------------------------------------------------------------------------------
The Chapman Co.
----------------------------------------------------------------------------------------------------------------------------
           2001            $2,060                     None                       $117,703            $80,537
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------


* Amounts were paid pursuant to Investor Shares and Institutional Shares Distribution Plans. See "--INVESTOR SHARES" and "--INSTITUTIONAL SHARES."

INVESTOR SHARES

The Distributor is compensated through the payment of a front-end load as a percentage of the offering price on the sale of Investor Shares of the Fund and pursuant to the terms of a distribution plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act that is applicable to the Investor Shares (the "Investor Shares Distribution Plan"). The Distributor also receives a fee under the Investor Shares Distribution Plan for stockholder administrative and distribution services. See the " OVERVIEW OF DEM EQUITY FUND--Fees and Expenses" and "YOUR ACCOUNT" in the Investor Shares Prospectus.

The Distributor will be paid fees under the Investor Shares Distribution Plan to compensate the Distributor or enable the Distributor to compensate other persons, ("Service Providers"), including any other distributor of the Investor Shares, for providing: (i) services primarily intended to result in the sale of the Investor Shares ("Distribution Services") and (ii) stockholder servicing, administrative and accounting services ("Administrative Services" and collectively with Distribution Services, "Services"). Distribution Services may include, but are not limited to: the printing and distribution to prospective investors in the Investor Shares of prospectuses and statements of additional information describing the Fund; the preparation, including printing, and distribution of sales literature, reports and media advertisements relating to the Investor Shares; providing telephone services relating to the Fund; distributing the Investor Shares; costs relating to the formulation and implementation of marketing and promotional activities, including, but not limited to, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising, and related travel and entertainment expenses; and costs involved in obtaining whatever information, analyses and reports with respect to marketing and promotional activities that the Fund may, from time to time, deem advisable. In providing compensation for Distribution Services in accordance with the Investor Shares Distribution Plan, the Distributor is expressly authorized (i) to make, or cause to be made, payments reflecting an allocation of overhead and other office expenses related to providing Services;
(ii) to make, or cause to be made, payments, or to provide for the reimbursement of expenses of, persons who provide support services in connection with the distribution of the Investor Shares including, but not limited to, office space and equipment, telephone facilities, answering routine inquiries regarding the

Fund, and providing any other Service; and (iii) to make, or cause to be made, payments to compensate selected dealers or other authorized persons for providing any Services. Administrative Services may include, but are not limited to, (i) responding to inquiries of prospective investors regarding the Fund;
(ii) services to holders of Investor Shares not otherwise required to be provided by the Fund's custodian or any co-administrator; (iii) establishing and maintaining accounts and records on behalf of holders of Investor Shares; (iv) processing purchase, redemption and exchange transactions in Investor Shares; and (v) other similar services not otherwise required to be provided by the Fund's transfer agent or any co-administrator.

Payments under the Investor Shares Distribution Plans are not tied exclusively to the distribution and administrative expenses actually incurred by the Distributor or any Service Provider, and the payments may exceed expenses actually incurred by the Distributor and/or a Service Provider. Furthermore, any portion of any fee paid to the Distributor or to any of its affiliates by the Fund or any of their past profits or other revenue may be used in their sole discretion to provide services to holders of Investor Shares or to foster distribution of the Investor Shares.

Of the DEM Equity Fund Investor Shares Distribution Plan fees paid to the Distributor during the fiscal year ended October 31, 2001, the Distributor spent approximately $273 on advertising and approximately $5,184 on compensation to sales personnel.

The Fund participates in joint distribution activities with the other Series. Accordingly, fees paid under a Fund's Investor Shares Distribution Plan may be used to finance the distribution of the shares of another Series. Distribution costs are allocated based on the relative net assets of each Series.

The Distributor is an indirect wholly-owned subsidiary of eChapman, Inc. Mr. Nathan A. Chapman, Jr., the President and Chairman of the Board of Directors of the Company, is also the President and Chairman of the Board of Directors of the Investment Adviser and eChapman, Inc. Mr. Chapman owns a majority of the outstanding voting securities of eChapman, Inc.

The Investor Shares Distribution Plan was adopted to promote the sale of Investor Shares in order to achieve the economies of scale and lower expenses possible with increased net assets.

INSTITUTIONAL SHARES

The Distributor is compensated for the sale of Institutional Shares pursuant to the terms of a distribution plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act that is applicable to the Institutional Shares (the "Institutional Shares Distribution Plan" and collectively with the Investor Distribution Plans, the "Distribution Plans"). The Distributor also receives a fee under the Institutional Shares Distribution Plan for stockholder administrative and distribution services. See "OVERVIEW OF DEM EQUITY FUND--Fees and Expenses" section in the Institutional Shares Prospectus.

The Distributor will be paid fees under the Institutional Shares Distribution Plan to compensate the Distributor or enable the Distributor to compensate other persons, including any other distributor of the Institutional Shares or institutional stockholders of record of the Institutional Shares, including but not limited to retirement plans, broker-dealers, depository institutions, and other financial intermediaries ("Institutions"), who own Institutional Shares on behalf of their customers, clients or (in the case of retirement plans) participants ("Customers") and companies providing certain services to Customers (collectively with Institutions, "Service Organizations"), for providing (a) services primarily intended to result in the sale of the Institutional Shares ("Selling Services") and (b) stockholder servicing, administrative and accounting services to Customers ("Stockholder Services").

The annual fee paid to the Distributor with respect to Selling Services will compensate the Distributor, or allow the Distributor to compensate Service Organizations, to cover certain expenses primarily intended to result in the sale of the Institutional Shares, including, but not limited to: (i) costs of payments made to employees that engage in the distribution of the Institutional Shares; (ii) payments made to, and expenses of, persons who provide support services in connection with the distribution of the Institutional Shares, including, but not limited to, office space and equipment, telephone facilities, processing stockholder transactions and providing any other stockholder services not otherwise provided by the Fund's transfer agent; (iii) costs relating to the formulation and implementation of marketing and promotional activities, including, but not limited to, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (iv) costs of printing and distributing prospectuses, statements of additional information and reports of a Fund to prospective holders of the Institutional Shares; (v) costs involved in preparing, printing and distributing sales literature pertaining to a Fund and
(vi) costs involved in obtaining whatever information, analyses and reports with respect to marketing and promotional activities that Fund may, from time to time, deem advisable.

The annual fee paid to the Distributor with respect to Stockholder Services will compensate the Distributor, or allow the Distributor to compensate Service Organizations, for personal service and/or the maintenance of Customer accounts, including but not limited to (i) responding to Customer inquiries, (ii) providing information on Customer investments and (iii) providing other stockholder liaison services and for administrative and accounting services to Customers, including, but not limited to: (a) aggregating and processing purchase and redemption requests from Customers and placing net purchase and redemption orders with the Fund's distributor or transfer agent; (b) providing Customers with a service that invests the assets of their accounts in the Institutional Shares; (c) processing dividend payments from the Fund on behalf of Customers; (d) providing information periodically to Customers showing their positions in the Institutional Shares; (e) arranging for bank wires; (f) providing sub-accounting with respect to the Institutional Shares beneficially owned by Customers or the information to the Fund necessary for sub-accounting;
(g) forwarding stockholder communications from the Fund (for example, proxies, stockholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to Customers, if required by law and (h) providing other similar services to the extent permitted under applicable statutes, rules and regulations. Payments under this Institutional Shares Distribution Plan are not tied exclusively to the selling and stockholder expenses actually incurred by the Distributor or any Service Organization, and the payments may exceed expenses actually incurred by the Distributor or any Service Organization. Furthermore, any portion of any fee paid to the Distributor or to any of its affiliates by the Fund or any of their past profits or other revenue may be used in their sole discretion to provide services to stockholders of the Fund or to foster distribution of the Institutional Shares.

Of the DEM Equity Fund Institutional Shares Distribution Plan fees paid to the Distributor during the fiscal year ended October 31, 2001, the Distributor spent approximately $3,754 on advertising and approximately $71,326 on compensation to sales personnel.

The Fund participates in joint distribution activities with the other Series. Accordingly, fees paid under a Fund's Institutional Shares Distribution Plan may be used to finance the distribution of the shares of another Series. Distribution costs are allocated based on the relative net assets of each Series.

The Distributor is an indirect wholly-owned subsidiary of eChapman, Inc. Mr. Nathan A. Chapman, Jr., the President and Chairman of the Board of Directors of the Company, is also the President and Chairman of the Board of Directors of the Investment Adviser and eChapman, Inc. Mr. Chapman owns a majority of the outstanding voting securities of eChapman, Inc.

The Institutional Shares Distribution Plan was adopted to promote the sale of Institutional Shares in order to achieve the economies of scale and lower expenses possible with increased net assets.

GENERAL INFORMATION

Pursuant to the Distribution Plan, the Distributor provides the Board of Directors with periodic reports of amounts expended under the Distribution Plans and the purpose for which the expenditures were made.

The Distribution Plan will continue in effect for so long as its continuance is specifically approved at least annually by the Board of Directors, including a majority of the Directors who are not interested persons of the Company and who have no direct or indirect financial interest in the operation of the Distribution Plan as the case may be (the "Independent Directors"). Any material amendment of the Distribution Plan would require the approval of the Board in the manner described above. The Distribution Plan may not be amended to increase materially the amount to be spent thereunder without the approval of the holders of a majority of the relevant class of Shares. The Distribution Plan may be terminated at any time, without penalty, by the vote of a majority of the Independent Directors or by a vote of a majority of the outstanding voting securities of the relevant class of the Fund.

CUSTODIAN

UMB Bank, N.A., 928 Grand Avenue, Kansas City, Missouri 64141-6226, serves as custodian for the Fund. Under the Custody Agreement with the Fund, UMB Bank has agreed to: (i) maintain a separate account or accounts in the name of the Fund;
(ii) receive, hold and deliver portfolio securities for the account of the Fund;
(iii) collect and receive all income and other payments and distributions on account of the Fund's portfolio securities; (iv) disburse funds to purchase portfolio securities, pay dividends and expenses and for other corporate purposes; and (v) make periodic reports to the Board of Directors concerning the Fund's operations.

TRANSFER AND DIVIDEND PAYING AGENT/ACCOUNTING AGENT

PFPC, Inc., 211 S. Gulph Road, P.O. Box 61767, King of Prussia, PA 19406, (800) 441-6580, serves as transfer and dividend paying agent and accounting agent for the Fund pursuant to an Investment Company Services Agreement with the Fund.

PURCHASE OF SHARES  (APPLICABLE TO INVESTOR SHARES ONLY)

The following information supplements and should be read in conjunction with the section in the Fund's Investor Shares Prospectus entitled "YOUR ACCOUNT" and "OVERVIEW OF DEM EQUITY FUND--Fees and Expenses." The scale of sales loads applies to the purchases of Investor Shares made by any "purchaser," which term includes an individual and/or spouse purchasing securities for his, her or their own account or for the account of any minor children, or a trustee or other fiduciary purchasing securities for a single trust estate or a single fiduciary account trust estate or single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Internal Revenue Code or 1986, as amended (the "Code")) although more than one beneficiary is involved; or a group of accounts established by or on behalf of the employees of an employer or affiliated employers pursuant to an employee benefit plan or other program (including accounts established pursuant to Sections 403(b), 408(k) and 457 of the Code); or an organized group which has been in existence for more than six months, provided that it is not organized for the purpose of buying redeemable securities of a registered investment company and provided that the purchases are made through a central administration or a single dealer, or by other means with result in economy of sales effort or expense.

Set forth below is an example of the method of computing the offering price of the Investor Shares. The example assumes a purchase of Investor Shares aggregating less than $50,000 subject to the current schedule of sales charges set forth in the Fund's prospectus at a price based upon the initial net asset value of the Fund's Investor Shares:

--------------------------------------------------------------------------------
Net Asset Value per Share                                   $15.93
--------------------------------------------------------------------------------
Per Share Sales Charge - 4.75% of Offering Price            $  .79
--------------------------------------------------------------------------------
Per Share Offering Price to Public                          $16.72
--------------------------------------------------------------------------------

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

The following table sets forth, to the Company's knowledge, the name, the number of shares and the percentage of the outstanding shares of the Fund owned beneficially by each person who owned beneficially 5% or more of the outstanding shares of the Fund as of January 31, 2002, the latest practicable date, and the ownership of all Directors and executive officers of the Company as a group.


----------------------------------------------------------------------------------------------------------
   NAME AND ADDRESS OF BENEFICIAL           TOTAL          TOTAL            PERCENTAGE OF
             OWNER                         INVESTOR     INSTITUTIONAL        OUTSTANDING
                                            SHARES        SHARES              SHARES
----------------------------------------------------------------------------------------------------------
Injured  Workers Insurance Fund                         480,891.621         63%
8722 Loch Raven Boulevard
Baltimore, MD  21286

----------------------------------------------------------------------------------------------------------

Northern Trust Co.                                      123,762.376         17%
FBO Potomac Electric Power Co.
Retirement Plan
PO Box 92956
Chicago, IL 60675

----------------------------------------------------------------------------------------------------------
Aetna Trust Co,
And Aetna 403 B 7                                       108,183.245         15%
Custodial Acct. DTD
4/22/96 + 3/26/97
151 Farmington Ave
Hartford, CT 06156

----------------------------------------------------------------------------------------------------------
Chapman Capital Management, Inc. (1)       1            1                    *%
(a Washington, D.C. corporation)
World Trade Center - Baltimore
401 East Pratt Street, Suite 2800
Baltimore, Maryland 21202

----------------------------------------------------------------------------------------------------------


Chapman Capital Management Holdings, Inc.  1            1                    *%
(2) (a Maryland corporation)
World Trade Center - Baltimore
401 East Pratt Street, Suite 2800
Baltimore, Maryland 21202

----------------------------------------------------------------------------------------------------------
eChapman, Inc. (2)                         1            1                    *%
(a Maryland corporation)
World Trade Center - Baltimore
401 East Pratt Street, Suite 2800
Baltimore, Maryland 21202

----------------------------------------------------------------------------------------------------------
Nathan A. Chapman, Jr.                     1            1                    *%
(2) Chapman Capital
Management Holdings, Inc.
World Trade Center - Baltimore
401 East Pratt Street, Suite 2800
Baltimore, Maryland 21202

----------------------------------------------------------------------------------------------------------
All current Directors and Executive        1            1                    *%
         Officers as a group

----------------------------------------------------------------------------------------------------------

* Amount constitutes less than 1% of shares outstanding.

1.    The shares are owned of record.
2.    The shares are owned beneficially and not of record.

The Investment Adviser is an indirect wholly-owned subsidiary of eChapman.com, Inc. Nathan A. Chapman, Jr., is deemed a controlling person (as that term is defined under the 1940 Act) of eChapman, Inc. and, therefore, a controlling person of the Investment Adviser.

                              REDEMPTION OF SHARES

Under the 1940 Act, the Fund may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed, other than customary weekend and holiday closings, or during which trading on the NYSE is restricted, or during which (as determined by the SEC) an emergency exists as a result of which disposal or fair valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit.

                             PORTFOLIO TRANSACTIONS

The Investment Adviser is responsible for decisions to buy or sell securities and the selection of broker-dealers for such transactions subject to policies adopted by the Board of Directors. Portfolio securities may be purchased directly from the issuer or from a dealer serving as market- maker or may be purchased in broker's transactions. When securities are purchased or sold directly from or to an issuer, no commissions or discounts are paid. The price paid to or received from a dealer for a security may include a spread between bid and asked prices. When securities are purchased or sold in a broker's transaction, a commission will be paid.

The Company's policy for placing orders for purchases and sales of securities for the Fund is to give primary consideration to obtaining the most favorable price and efficient execution of transactions. Sales of Fund shares is not a factor in allocating portfolio transactions.

The Distributor may effect brokerage transactions for the Fund when it is able to provide a net price and execution at least as favorable to the Fund as those determined to be available from unaffiliated brokers or dealers. The commissions paid to the Distributor on transactions for the Fund may not exceed those charged by the Distributor to comparable unaffiliated clients in similar transactions or the limits set forth in rules adopted by the SEC. The Board of Directors has adopted procedures intended to ensure compliance with these limitations. The procedures require that the Distributor report each Fund transaction to the Company and that the Board of Directors determines at least quarterly that all transactions effected by the Distributor have been effected in accordance with such procedures.

When comparable price and execution can be obtained from more than one broker or dealer, consideration may be given to placing portfolio transactions with those brokers or dealers who also furnish research and other services to the Fund or the Investment Adviser. These services may include information as to the availability of securities for purchase or sale, statistical or factual information or opinions pertaining to investments, evaluations of portfolio securities, and research related computer software or hardware. These services may benefit the Investment Adviser in the management of accounts of other clients and may not benefit the Fund directly. While such services are useful and important in supplementing its own research, the Investment Adviser believes the value of such services is not determinable and does not significantly reduce expenses. The fees payable to the Investment Adviser will not be reduced by the value of such services.

The table below sets forth certain information about brokerage commissions paid by the Fund to the Distributor. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and a member of the NASD. The Distributor is an indirect wholly-owned subsidiary of eChapman, Inc. The Investment Advisor is also an indirect wholly-owned subsidiary of eChapman.com, Inc. Mr. Nathan A. Chapman, Jr. is the President and Chairman of the Board of Directors of the Distributor, the Investment Advisor and eChapman.com. Mr. Chapman owns a majority of the outstanding voting securities of each of eChapman, Inc.

Brokerage Commission Payments to Affiliated Brokers

--------------------------------------------------------------------------------
Dollar Amount of          Percent of Aggregate          Dollar Amount of
Brokerage Commissions     Brokerage Commissions         Transactions Involving
Paid to The Chapman Co.   Paid by the Fund Paid to      Payment of Brokerage
                          The Chapman Co.               Commissions Effected
                                                        through The Chapman. Co.
--------------------------------------------------------------------------------

Fund/Fiscal Year
--------------------------------------------------------------------------------
DEM Equity Fund

     2001             $117,703                   100%                100%
--------------------------------------------------------------------------------
     2000              $41,167                   100%                100%
--------------------------------------------------------------------------------
     1999               $7,075                   100%                100%
--------------------------------------------------------------------------------
[must discuss reason for difference in yearly fees.]

The Investment Adviser deals, trades and invests for its own account in the types of securities in which the Fund may invest and may have relationships with the issuers of securities purchased by the Fund.

Investment decisions for the Fund are made independently from those for other accounts advised by the Investment Adviser.

Other accounts of the Investment Adviser may also invest in the same securities as the Fund. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and another account, or on behalf of more than one Series, the transaction will be averaged as to price, and available instruments allocated as to amount, in a manner believed to be equitable to the Fund and the other account or Series. In some instances, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or sold by the Fund. To the extent permitted by law, the securities to be sold or purchased for the Fund may be aggregated with those to be sold or purchased for the other accounts or Series in order to obtain best execution.

                                    TAXATION

The following discussion reflects certain applicable tax laws as of the date of this Statement of Additional Information. For additional tax information see "DISTRIBUTIONS AND TAXES" in the Fund's Prospectus.

TAXATION OF THE FUND

The Fund intends to elect and qualify each year to be treated as a regulated investment company for federal income tax purposes in accordance with Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Internal Revenue Service treats the Fund individually for purposes of determining whether the Fund qualifies as a regulated investment company. In order to so qualify, the Fund must, among other things: (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies and certain other sources and (b) diversify its holdings so that at the end of each fiscal quarter (i) at least 50% of the value of its assets is represented by cash and cash items, U.S. government securities, securities of other regulated investment companies, and other securities which, with respect to any one issuer, do not represent more than 5% of the value of the Fund's assets nor more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies), or two or more issuers which it controls and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses.

If the Fund qualifies as a regulated investment company and distributes to its stockholders at least 90% of its investment company taxable income and at least 90% of its net tax-exempt income, it will not be subject to federal income tax on the income so distributed. However, the Fund would be subject to corporate income tax on any undistributed income. In addition, the Fund will be subject to a nondeductible 4% excise tax on the amount by which the Fund's distributed amount in any calendar year is less than the sum of: (a) 98% of the Fund's ordinary income for such calendar year; (b) 98% of the Fund's capital gain net income for the one-year period ending on October 31 of that year; and (c) 100% of any prior year underdistributions. The Fund may retain its net capital gain and pay corporate income tax thereon and elect to include all or a portion of its undistributed net capital gain in the income of its stockholders of record on the last day of the taxable year. In such event, each stockholder of record on the last day of the Fund's taxable year would be required to include in income for tax purposes his or her proportionate share of the Fund's undistributed net capital gain. Each stockholder would be entitled to credit his or her proportionate share of the tax paid by the Fund against his or her federal income tax liabilities and to claim refunds to the extent that the credit exceeds such liabilities. In addition, the stockholder would be entitled to increase the basis of his or her shares for federal income tax purposes by the difference between the amount of the includible gain and the tax paid by the Fund on the gain allocable to such shares.

Any capital losses resulting from the Fund's disposition of securities can only be used to offset capital gains and cannot be used to reduce the Fund's ordinary income. Unused capital losses may be carried forward by the Fund for eight years.

The Fund's taxable income will in part be determined on the basis of reports made to the Fund by the issuers of the securities in which the Fund invests. The tax treatment of certain securities in which the Fund may invest is not free from doubt and it is possible that an Internal Revenue Service examination of the issuers of such securities or of the Fund could result in adjustments to the income of the Fund.

TAXATION OF STOCKHOLDERS

Dividends (other than capital gain dividends) distributed by the Fund may be eligible for the dividends received deduction in the hands of corporate stockholders, to the extent that the Fund's taxable income consists of dividends received from domestic corporations and certain other requirements as generally described in Section 854 of the Code are met.

Dividends and other distributions by the Fund are generally taxable to the stockholders at the time the dividends or distributions are made. However, any dividends declared by the Company on behalf of the Fund in October, November or December and made payable to stockholders of record in such months but actually paid in the following January will be taxable to stockholders as of December 31.

If a stockholder purchases shares of the Fund immediately prior to a dividend, the dividend received by the stockholder will be taxable even though it represents economically in whole or in part a return of the purchase price. Investors should consider the tax implications of buying shares shortly prior to a dividend distribution.

The Fund will, within 60 days after the close of the calendar year, send written notices to stockholders regarding the tax status of all distributions made during the year. The foregoing discussion is a summary of some of the current federal income tax laws regarding the Fund and investors in the Fund, and does not deal with all of the federal income tax consequences applicable to the Fund or to all categories of investors, some of which may be subject to special rules. Prospective investors should consult their own tax advisers regarding the federal, state, local, foreign and other tax consequences to them of investments in the Fund.

For additional information on taxation, see "DISTRIBUTIONS AND TAXES" in the Fund's Prospectus.

                                  CAPITAL STOCK

As used in the Prospectus and this Statement of Additional Information, the term "majority," when referring to the approvals to be obtained from stockholders in connection with matters affecting the Company as a whole means the vote of the lesser of (i) 67% of the Company's shares represented at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy or (ii) more than 50% of the Company's outstanding shares. The term "majority," when referring to the approvals to be obtained from stockholders in connection with matters affecting only an individual Series (for example, approval of an investment advisory contract), means the vote of the lesser of

(i) 67% of the shares of the particular Series represented at a meeting if the holders of more than 50% of the outstanding shares of the particular Series are present in person or by proxy or (ii) more than 50% of the outstanding shares of the particular Series. Stockholders are entitled to one vote for each full share held and a fractional vote for fractional shares held.

Each share of a Series is entitled to such dividends and distributions out of the assets belonging to that Series as are declared in the discretion of the Company's Board of Directors. In determining each Series' net asset value, the Series is charged with the direct expenses of that particular Series and with a share of the general expenses and liabilities of the Company, which are normally allocated in proportion to the relative asset values of the respective Series at the time of allocation.

In the event of the liquidation or dissolution of the Company, shares of each Series are entitled to receive the assets attributable to that Series that are available for distribution, and a proportionate distribution, based upon the relative net assets of the various Series, of any general assets not attributable to a particular Series that are available for distribution.

Subject to the provisions of the Company's charter, determinations by the Board of Directors as to the direct and allocable liabilities, and the allocable portion of any general assets of the Company, with respect to a Series are final.

Stockholders of the Company are not entitled to any preemptive or conversion rights.

                             PERFORMANCE INFORMATION

The performances of the Fund may be compared to the record of the Standard & Poor's Corporation 500 Stock Index ("S&P 500 Stock Index"), the Nasdaq Composite Index, the Russell 2000 Growth Index, the Wilshire 5000 Equity Index, the DEM Index, the DEM Universe of companies and returns quoted by Ibbotson Associates. The S&P 500 Stock Index is a well known measure of the price performance of 500 leading larger domestic stocks which represents approximately 80% of the market capitalization of the United States equity market. In comparison, the Nasdaq National Market System is comprised of all stocks on Nasdaq's National Market System. The Nasdaq Composite Index has typically included smaller, less mature companies representing 10% to 15% of the capitalization of the entire domestic equity market. Both indices are unmanaged and capitalization weighted. In general, the securities comprising the Nasdaq Composite Index are more growth oriented and have a somewhat higher "beta" and P/E ratio than those in the S&P 500 Stock Index. The Russell 2000 Growth Index is a capitalization weighted index which measures total return (and includes in such calculation dividend income and price appreciation). The Russell 2000 Growth Index is generally regarded as a measure of small capitalization performance. It is a subset of the Russell 3000 Index. The Russell 3000 is comprised of the 3000 largest U.S. companies. The Russell 2000 is comprised of the smallest 2000 companies in the Russell 3000 Index. The Wilshire 5000 Index is a broad measure of market performance and represents the total dollar value of all common stocks in the

United States for which daily pricing information is available. This index is also capitalization weighted and captures total return. The DEM Universe is a growing list of companies identified by the Investment Adviser that are controlled by African Americans, Asian Americans, Hispanic Americans or women. The DEM Index was created by the Investment Adviser and is comprised of approximately 100 companies from the DEM Universe that reflect the market capitalization and industry classification characteristics of the DEM Universe. The DEM Index is weighted by market capitalization and is intended as a performance measure of the DEM Universe. The small company stock returns quoted by Ibbotson Associates are based upon the smallest quintile of the New York Stock Exchange, as well as similar capitalization stocks on the American Stock Exchange and Nasdaq. This database is unmanaged and capitalization weighted.

The total returns for all indices used show the changes in prices for the stocks in each index. However, only the performance data for the S&P 500 Stock Index and the Ibbotson Associates performance data assume reinvestment of all capital gains distributions and dividends paid by the stocks in each data base. Tax consequences are not included in such illustrations, nor are brokerage or other fees or expenses reflected in the Nasdaq Composite or S&P 500 Stock figures. In addition, each Fund's total return or performance may be compared to the performance of other funds or other groups of funds that are followed by Morningstar, Inc. a widely used independent research firm which ranks funds by overall performance, investment objectives and asset size. Morningstar proprietary ratings reflect risk-adjusted performance. The ratings are subject to change every month. Morningstar's ratings are calculated from a fund's three-year and five-year average annual returns with appropriate sales charge adjustments and a risk factor that reflects fund performance relative to three-month Treasury bill monthly returns. Ten percent of the funds in an asset class receive a five star rating. Each Fund's total return or performance may also be compared to the performance of other funds or groups of funds by other financial or business publications, such as Business Week, Investors Daily, Mutual Fund Forecaster, Money Magazine, Wall Street Journal, New York Times, Baron's, and Lipper Analytical Services. The Fund's performance may also be compared, from time to time, to (a) indices of stocks comparable to those in which the Fund invests and (b) the Consumer Price Index (measure for inflation) may be used to assess the real rate of return from an investment in the Fund.

ADDITIONAL PERFORMANCE INFORMATION FOR THE FUND

The Fund may reflect its individual total return in advertisements and stockholder reports. Total investment return is one recognized method of measuring investment company investment performance. Quotations of average annual total return will be shown in terms of the average annual compounded rate or return on a hypothetical investment in the Fund over a period of 1 year, 5 years and over the life of the Fund. This method of calculating total return is based on the assumption that, all dividends and distributions by the Fund are reinvested in shares of the Fund at net asset value and all recurring fees are included for applicable periods. Total return may also be expressed in terms of the cumulative value of an investment in the Fund at the end of a defined period of time. Any fees charged by banks or their institutional investors directly to their customer accounts in connection with investments in Investor Shares will not be included in the Fund's calculations of total returns.

All data are based on the Fund's past investment results and do not predict future performance. Investment performance, which may vary, is based on many factors, including market conditions, the composition of the investments in the Fund, and the Fund's operating expenses. Investment performance also often reflects the risk associated with the Fund's investment objectives and policies. These factors should be considered when comparing the Fund to other mutual funds and other investment vehicles.

                             COUNSEL TO THE COMPANY

Venable, Baetjer and Howard, LLP, Baltimore, Maryland acts as counsel to the Company. Venable, Baetjer and Howard, LLP also acts as counsel to the Investment Adviser and the Distributor. Whiteford, Taylor & Preston, LLP, Baltimore, Maryland acts as counsel to the independent members of the Board of Directors of the Company.

                              INDEPENDENT AUDITORS

Ernst & Young LLP, Two Commerce Square, 2001 Market Street, Philadelphia, PA 19103, serves as the Company's independent auditors. Ernst & Young LLP provides audit services, tax preparation services and assistance in connection with filings with the SEC.

                             FINANCIAL STATEMENTS

         The financial statements of the DEM Equity Fund for the year ended October 31, 2001 and the Report of Ernst & Young LLP, Independent Auditors are set forth in the DEM Equity Fund's 2001 Annual Report to stockholders and are incorporated herein by reference. To request a copy of the DEM Equity Fund financial statements, at no charge, contact the administrator at Chapman Capital Management, Inc. at (800) 752-1013, or write Chapman Capital Management, Inc.,
Attn.: Administrator, 401 East Pratt Street, Suite 2800, Baltimore, Maryland 21202.

CORPORATE BOND RATINGS

Moody's Investors Service, Inc.

Aaa               Bonds that are rated Aaa are judged to be of the best quality.
                  they carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa Securities.

A Bonds that are rated A possess may favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds that are rated Baa are considered as medium-grade obligations i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Moody's applies numerical modifiers (l, 2, and 3) with respect to the bonds rated "Aa" through "B". The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

Caa Bonds that are rated Caa are of poor standing. These issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds that are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds that are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.




Standard & Poor's Ratings Group

AAA This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

A Principal and interest payments on bonds in this category are regarded as safe. Debt rated A has a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB This is the lowest investment grade. Debt rated BBB has an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE

            Debt rated BB, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation, and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions. Debt rated C1 is reserved for income bonds on which no interest is being paid and debt rated D is in payment default.

            In July 1994, S&P initiated an "r" symbol to its ratings. The "r" symbol is attached to derivatives, hybrids and certain other obligations that S&P believes may experience high variability in expected returns due to non-credit risks created by the terms of the obligations.

"AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

"NR" indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

                           PART C. OTHER INFORMATION

Item 23. Exhibits.
EXHIBIT NO.                         DESCRIPTION
1(A)    Articles of Incorporation of the Registrant (1)

1(B)    Articles Supplementary of the Registrant dated July 28, 1997 (2)

1(C)    Articles of Amendment of the Registrant dated February 12, 1998 (3)

1(D)    Articles Supplementary of the Registrant dated February 12, 1998 (3)

1(E)    Articles Supplementary of the Registrant dated February 12, 1998 (3)

1(F)    Articles Supplementary of the Registrant dated May 8, 1998 (4)

1(G)    Articles of Amendment of the Registrant dated May 11, 1998 (4)

1(H)    Articles Supplementary of the Registrant dated June 1, 1998 (1)

2       Amended and Restated Bylaws of the Registrant dated July 18, 1997 (2)

3(A)    Form of Stock Certificate (The Chapman U.S. Treasury Money Fund) (1)

3(B)    Form of Stock Certificate (The Chapman Institutional Cash Management
        Fund) (1)

3(C)    Form of Stock Certificate (DEM Equity Fund, Investor Class) (1)

3(D)    Form of Stock Certificate (DEM Equity Fund, Institutional Class) (1)

3(E)    Form of Stock Certificate (DEM Index Fund, Investor Class) (1)

3(F)    Form of Stock Certificate (DEM Index Fund, Institutional Class) (1)

3(G)    Form of Stock Certificate (DEM Fixed Income Fund, Institutional Class)
        (1)

3(H)    Form of Stock Certificate (DEM Fixed Income Fund, Institutional Class)
        (1)

3(I)    Form of Stock Certificate (DEM Multi-Manager Equity Fund, Investor
        Class) (5)

3(J) Form of Stock Certificate (DEM Multi-Manager Equity Fund, Institutional Class) (5)

3(I)    Form of Stock Certificate (DEM Multi-Manager Bond Fund, Investor Class)
        (6)

3(J) Form of Stock Certificate (DEM Multi-Manager Bond Fund, Institutional Class) (6)

4(A) Advisory and Administrative Services Agreement between the Registrant and Chapman Capital Management (The Chapman US Treasury Money Fund and The Chapman Institutional Cash Management Fund) (2)

4(B) Advisory and Administrative Services Agreement between the Registrant and Chapman Capital Management, Inc. (DEM Equity Fund) (3)

4(C) Amendment to Advisory and Administrative Services Agreement between the Registrant and Chapman Capital Management, Inc. (The Chapman US Treasury Money Fund and The Chapman Institutional Cash Management Fund) (3)

4(D) Advisory and Administrative Services Agreement between the Registrant and Chapman Capital Management, Inc. (DEM Index Fund) (4)

4(E) Advisory and Administrative Services Agreement between the Registrant and Chapman Capital Management, Inc. (DEM Fixed Income Fund) (1)

4(F) Advisory and Administrative Services Agreement between the Registrant and Chapman Capital Management, Inc. (DEM Multi-Manger Equity Fund) (6)

4(G) Form of Sub-Advisory Agreement between Chapman Capital Management, Inc. and the various sub-advisers of the Registrant as set forth on Appendix 1 thereto. (DEM Multi-Manager Equity Fund) (Fee information redacted pursuant to Order under Section 6(c) of the Investment Company Act, Rule 18f-2 under the Act, and certain disclosure requirements, Investment Company Act Release No. 42002, September 8, 1999 (7)

4(H) Advisory and Administrative Services Agreement between the Registrant and Chapman Capital Management, Inc. (DEM Multi-Manager Bond Fund) (6)

4(I) Form of Sub-Advisory Agreement between Chapman Capital Management, Inc., and the various sub-advisers of the Registrant as set forth on Appendix 1 thereto. (DEM Multi-Manager Bond Fund) (Fee information redacted pursuant to Order under Section 6(c) of the Investment Company Act, Rule 18f-2 under the Act, and certain disclosure requirements, Investment Company Act Release No. 42002, September 8, 1999) (7)

4(J) Amended and Restated Expense Limitation Agreement dated March 17, 2000 between Chapman Capital Management, Inc. and The Chapman Funds, Inc. (8)

4(K) Amendment No. 1 dated November 9, 2000 to Amended and Restated Expense Limitation Agreement dated March 17, 2000 between Chapman Capital

        Management, Inc. and The Chapman Funds, Inc. (9)

5(A) Distribution Agreement between the Registrant and The Chapman Co. (The Chapman US Treasury Money Fund and The Chapman Institutional Cash Management Fund) (2)

5(B) Distribution Agreement between the Registrant and The Chapman Co. (DEM Equity Fund) (3)

5(C) Amendment to Distribution Agreement between the Registrant and The Chapman Co. (The Chapman US Treasury Money Fund and The Chapman Institutional Cash Management Fund) (3)

5(D) Distribution Agreement between the Registrant and The Chapman Co. (DEM Index Fund) (4)

5(E) Distribution Agreement between the Registrant and The Chapman Co. (DEM Fixed Income Fund) (1)

5(F) Distribution Agreement between the Registrant and The Chapman Co. (DEM Multi-Manager Equity Fund (5)

5(G) Distribution Agreement between the Registrant and The Chapman Co. (DEM Multi-Manager Bond Fund) (6)

7(A)    Custody Agreement between the Registrant and UMB Bank, N.A. (1)

7(B) Investment Company Services Agreement between the Registrant and First Data Investor Services Group (formerly FPS Services, Inc.) (The Chapman US Treasury Money Fund and DEM Equity Fund) (2)

7(C) Amendment to Investment Company Services Agreement between the Registrant and First Data Investor Services Group (formerly FPS Services, Inc.) (6)

7(D) Appendix B to Investment Company Services Agreement between the Registrant and First Data Investor Services Group (formerly FPS Services, Inc.) (6)

8(A) Stockholder Services Agreement between the Registrant and Chapman Capital Management, Inc. (The Chapman US Treasury Money Fund and The Chapman Institutional Cash Management Fund) (1)

8(B) Service Mark Licensing Agreement between the Registrant and Nathan A. Chapman, Jr. (6)

10.     Consent of Independent Auditors (10)

13(A)   Distribution Plan (DEM Equity Fund Investor Shares) (3)

13(B)   Distribution Plan (DEM Equity Fund Institutional Shares) (3)

13(C)   Distribution Plan (DEM Index Fund Investor Shares) (4)

13(D)   Distribution Plan (DEM Index Fund Institutional Shares (4)

13(E)   Distribution Plan (DEM Fixed Income Fund Investor Shares (1)

13(F)   Distribution Plan (DEM Fixed Income Fund Institutional Shares (1)

13(G)   Distribution Plan (DEM Multi-Manager Equity Fund Investor Shares) (5)

13(H)   Distribution Plan (DEM Multi-Manager Equity Fund Institutional Shares)
        (5)

13(I)   Distribution Plan (DEM Multi-Manager Bond Fund Investor Shares) (6)

13(J)   Distribution Plan (DEM Multi-Manager Bond Fund Institutional Shares) (6)

15(A)   Multiple Class Plan (DEM Equity Fund) (2)

15(B)   Multiple Class Plan (DEM Index Fund) (4)

15(C)   Multiple Class Plan (DEM Fixed Income Fund) (1)

15(D)   Multiple Class Plan (DEM Multi-Manager Equity Fund) (5)

15(E)   Multiple Class Plan (DEM Multi-Manager Bond Fund (6)

17(A)   Code of Ethics (8)

99.1    Power of Attorney (9)

-------------

(1) Incorporated by reference from Amendment No. 17 to the Registrant's Registration statement on Form N-1A (File Nos.: 33-25716; 811-5697) as filed with the Securities and Exchange Commission on June 12, 1998.

(2) Incorporated by reference from Amendment No. 13 to the Registrant's Registration Statement on Form N-1A (File Nos.: 33-25716; 811-5697) as filed with the Securities and Exchange Commission on August 7, 1997.

(3) Incorporated by reference from Amendment No. 15 to the Registrant's Registration Statement on Form N-1A (File Nos.: 33-25716; 811-5697) as filed with the

        Securities and Exchange Commission on March 2, 1998.

(4) Incorporated by reference from Amendment No. 16 to the Registrant's Registration Statement on Form N-1A (File Nos.: 33-25716; 811-5697) as filed with the Securities and Exchange Commission on May 29, 1998.

(5) Incorporated by reference from Amendment No. 18 to the Registrant's Registration Statement on Form N-1A (File Nos.: 33-25716; 811-5697) as filed with the Securities and Exchange Commission on September 30, 1998.

(6) Incorporated by reference from Post-Effective Amendment 21 to the Registrant's Registration Statement on Form N-1A (File Nos.: 33-25716; 811-5697) as field with the Securities and Exchange Commission on July 15, 1999.

(7) Incorporated by reference from Post-Effective Amendment 22 to the Registrant's Registration Statement on Form N-1A (File Nos.: 33-25716; 811-5697) as filed with the Securities and Exchange Commission on December 31, 1999.

(8) Incorporated by reference from Post-Effective Amendment 24 to the Registrant's Registration Statement on Form N-1A (File Nos.: 33-25716; 811-5697) as filed with the Securities and Exchange Commission on December 30, 1999.

(9) Incorporated by reference from Post-Effective Amendment 27 to the Registrant's Registration Statement on Form N-1A (File Nos.: 33-25716; 811-5697) as filed with the Securities and Exchange Commission on March 1, 2002.

(10)    Filed herewith.

Item 24.     Persons Controlled by or under Common Control with the Registrant.

None.

Item 25.     Indemnification

Reference is made to Article VII of the Registrant's Articles of Incorporation,
Article IV of the Registrant's By-laws, Section 7 of the Advisory and Administrative Services Agreement between the Registrant and Chapman Capital Management, Inc. and Section 4 of the Distribution Agreement between the Registrant and the Distributor, which provide for indemnification or limitation of the liability of Directors and officers, CCM, the principal underwriter and affiliates of the Registrant.

The Registrant has obtained director's and officer's liability insurance which will insure Directors and officers of the Registrant against liability to the Registrant and its stockholders.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act"), may be permitted to Directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registration of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser.

---------------------------------------------------------------------------------------------------------------
                                      CHAPMAN CAPITAL MANAGEMENT, INC.
---------------------------------------------------------------------------------------------------------------
Name and                              Position with Investment Adviser   Business, profession, vocation or
Principal Business Address                                               employment of a substantial nature,
                                                                         that the Sub-Adviser, and each
                                                                         director, officer or partner of the
                                                                         Sub-Adviser, IS or HAS BEEN ENGAGED
                                                                         WITHIN THE LAST TWO FISCAL YEARS for
                                                                         his or her own account or in the
                                                                         capacity of director, officer,
                                                                         employee, partner or trustee.

---------------------------------------------------------------------------------------------------------------
Nathan A. Chapman, Jr.                Director and President             President and Director of
401 E. Pratt Street                                                      eChapman, Inc. since 1999.
28th Floor                                                               President and Director of The
Baltimore, MD  21202                                                     Chapman Co since 1986.  President
                                                                         and Director of Chapman Holdings,
                                                                         Inc. since 1997 and Chapman
                                                                         Capital Management Holdings, Inc.
                                                                         since 1998

---------------------------------------------------------------------------------------------------------------
M. Lynn Ballard                       Treasurer and Assistant Secretary  Treasurer and Assistant Secretary
401 E. Pratt Street                                                      since 1997 of The Chapman Co.
28th Floor                                                               Treasurer and Assistant Secretary
Baltimore, MD  21202                                                     of Chapman Holdings, Inc. since
                                                                         1997 and Chapman Capital
                                                                         Management Holdings, Inc. since
                                                                         1998.

---------------------------------------------------------------------------------------------------------------
Earl U. Bravo                         Director                           Senior Vice President, Secretary,
401 E. Pratt Street                                                      Assistant Treasurer and Director
28th Floor                                                               of eChapman, Inc. since 1999.
Baltimore, MD  21202                                                     Secretary and Assistant Treasurer
                                                                         since 1997 of The Chapman Co.
                                                                         Senior Vice President, Secretary,
                                                                         Assistant Treasurer and Director
                                                                         of Chapman Holdings, Inc. since
                                                                         1997.  Vice President, Secretary,
                                                                         Assistant Treasurer and Director
                                                                         of Chapman Capital Management
                                                                         Holdings, Inc. since 1998.

---------------------------------------------------------------------------------------------------------------
Not Applicable                        Not Applicable                     Not Applicable
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                         CHARTER FINANCIAL GROUP, INC.
---------------------------------------------------------------------------------------------------------------
Name and                              Position with Sub-Adviser          Business, profession, vocation or
Principal Business Address                                               employment of a substantial nature,
                                                                         that the Sub-Adviser, and each
                                                                         director, officer or partner of the
                                                                         Sub-Adviser, IS OR HAS BEEN ENGAGED
                                                                         WITHIN THE LAST TWO FISCAL YEARS for
                                                                         his or her own account or in the
                                                                         capacity of director, officer,
                                                                         employee, partner or trustee.
---------------------------------------------------------------------------------------------------------------
Not Applicable                        Not Applicable                     Not Applicable
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                         CIC ASSET MANAGEMENT, INC.
---------------------------------------------------------------------------------------------------------------
Name                                  Position with Sub Adviser          Business, profession, vocation or
                                                                         employment of a substantial
                                                                         nature, that the Sub-Adviser, and
                                                                         each director, officer or partner
                                                                         of the Sub-Adviser, IS OR HAS BEEN
                                                                         ENGAGED WITHIN THE LAST TWO FISCAL
                                                                         YEARS for his or her own account
                                                                         or in the capacity of director,
                                                                         officer, employee, partner or
                                                                         trustee.

---------------------------------------------------------------------------------------------------------------
Not Applicable                        Not Applicable                     Not Applicable
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                   DIAZ-VERSON CAPITAL INVESTMENTS, INC.
----------------------------------------------------------------------------------------------------------------
Name                                  Position with Sub-Adviser          Business, profession, vocation or
                                                                         employment of a substantial
                                                                         nature, that the Sub-Adviser, and
                                                                         each director, officer or partner
                                                                         of the Sub-Adviser, IS OR HAS BEEN
                                                                         ENGAGED WITHIN THE LAST TWO FISCAL
                                                                         YEARS for his or her own account
                                                                         or in the capacity of director,
                                                                         officer, employee, partner or
                                                                         trustee.

---------------------------------------------------------------------------------------------------------------
Salvador Diaz-Verson, Jr.             President and CEO                  Director, Regions Bank, 201  13th
                                                                         Street, Columbus, GA  31902
                                                                         (regional commercial bank);
                                                                         Director, Aura Systems, Inc., 2335
                                                                         Alaska Avenue, El Segundo, VA
                                                                         90245 (manufacturer of media
                                                                         products utilizing electromagnetic
                                                                         and electro-optical technology);
                                                                         Sole shareholder, Miramar
                                                                         Securities, Inc., 1200 Brookstone
                                                                         Centre Parkway, Columbus, GA
                                                                         31904 (registered broker-dealer)

---------------------------------------------------------------------------------------------------------------
Not Applicable                        Not Applicable                     Not Applicable
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                     EVERGREEN CAPITAL MANAGEMENT, INC.
---------------------------------------------------------------------------------------------------------------
Name                                  Position with Sub- Adviser         Business, profession, vocation or
                                                                         employment of a substantial
                                                                         nature, that the Sub-Adviser, and
                                                                         each director, officer or partner
                                                                         of the Sub-Adviser, IS OR HAS BEEN
                                                                         ENGAGED WITHIN THE LAST TWO FISCAL
                                                                         YEARS for his or her own account
                                                                         or in the capacity of director,
                                                                         officer, employee, partner or
                                                                         trustee.

---------------------------------------------------------------------------------------------------------------
Not Applicable                        Not Applicable                     Not Applicable
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                                 GLOBALT, INC.
---------------------------------------------------------------------------------------------------------------
Name                                  Position with Sub- Adviser         Business, profession, vocation or
                                                                         employment of a substantial
                                                                         nature, that the Sub-Adviser, and
                                                                         each director, officer or partner
                                                                         of the Sub-Adviser, IS OR HAS BEEN
                                                                         ENGAGED WITHIN THE LAST TWO FISCAL
                                                                         YEARS for his or her own account
                                                                         or in the capacity of director,
                                                                         officer, employee, partner or
                                                                         trustee.

---------------------------------------------------------------------------------------------------------------
Not Applicable                        Not Applicable                     Not Applicable
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                         JOHN HSU CAPITAL GROUP, INC.
----------------------------------------------------------------------------------------------------------------
Name                                  Position with Sub-Adviser          Business, profession, vocation or
                                                                         employment of a substantial
                                                                         nature, that the Sub-Adviser, and
                                                                         each director, officer or partner
                                                                         of the Sub-Adviser, IS OR HAS BEEN
                                                                         ENGAGED WITHIN THE LAST TWO FISCAL
                                                                         YEARS for his or her own account
                                                                         or in the capacity of director,
                                                                         officer, employee, partner or
                                                                         trustee.

---------------------------------------------------------------------------------------------------------------
Not Applicable                        Not Applicable                     Not Applicable
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                          THE KENWOOD GROUP, INC.
----------------------------------------------------------------------------------------------------------------
Name                                  Position with Sub-Adviser          Business, profession, vocation or
                                                                         employment of a substantial
                                                                         nature, that the Sub-Adviser, and
                                                                         each director, officer or partner
                                                                         of the Sub-Adviser, IS OR HAS BEEN
                                                                         ENGAGED WITHIN THE LAST TWO FISCAL
                                                                         YEARS for his or her own account
                                                                         or in the capacity of director,
                                                                         officer, employee, partner or
                                                                         trustee.
--------------------------------------------------------------------------------------------------------------
Barbara L. Bowles                     Chief Investment Officer           Director, Black & Decker
                                                                         Corporation, 701 E. Joppa Road,
                                                                         Towson, MD  21286 (manufacturer of
                                                                         power tools and accessories);
                                                                         Director, Wisconsin Energy
                                                                         Corporation, 231 W. Michigan
                                                                         Street, Milwaukee, WI  53201
                                                                         (utility providing electricity,
                                                                         natural gas, and steam); Director,
                                                                         Georgia-Pacific Corp., 133
                                                                         Peachtree St, NE Atlanta, GA
                                                                         30348; Director, Hyde Park Bank,
                                                                         1525 E. 53rd St., Chicago, IL
                                                                         60615; Director Dollar General
                                                                         Corp, 100 Mission Ridge,
                                                                         Goodlettsville, TN 37072; Until
                                                                         2000, Director, Fort James
                                                                         Corporation, P.O. Box 89,
                                                                         Deerfield, Il  60015 (manufacturer
                                                                         of paper products);

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  UNION HERITAGE CAPITAL MANAGEMENT, INC.
---------------------------------------------------------------------------------------------------------------
Name                                  Position with Sub-Adviser          Business, profession, vocation or
                                                                         employment of a substantial
                                                                         nature, that the Sub-Adviser, and
                                                                         each director, officer or partner
                                                                         of the Sub-Adviser, IS OR HAS BEEN
                                                                         ENGAGED WITHIN THE LAST TWO FISCAL
                                                                         Y EARS for his or her own account
                                                                         or in the capacity of director,
                                                                         officer, employee, partner or
                                                                         trustee.
-------------------------------------------------------------------------------------------------------------
Derek T. Batts                        President and Director             Director and Vice President,
                                                                         SBK-Brooks Investment Corp., 840
                                                                         Terminal Tower 50 Public Square,
                                                                         Cleveland, OH  44113 (investment
                                                                         bank).

---------------------------------------------------------------------------------------------------------------
Eric L. Small                         Director                           Director and President, SBK-Brooks
                                                                         Investment Corp., 840 Terminal
                                                                         Tower, 50 Public Square,
                                                                         Cleveland, OH  44113 (investment
                                                                         bank).
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                     VALENZUELA CAPITAL PARTNERS, LLC.
---------------------------------------------------------------------------------------------------------------
Name                                  Position with Sub-Adviser          Business, profession, vocation or
                                                                         employment of a substantial
                                                                         nature, that the Sub-Adviser, and
                                                                         each director, officer or partner
                                                                         of the Sub-Adviser, IS OR HAS BEEN
                                                                         ENGAGED WITHIN THE LAST TWO FISCAL
                                                                         YEARS for his or her own account
                                                                         or in the capacity of director,
                                                                         officer, employee, partner or
                                                                         trustee.
---------------------------------------------------------------------------------------------------------------
Not Applicable                        Not Applicable                     Not Applicable
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                           ZEVENBERGEN CAPITAL, INC.
---------------------------------------------------------------------------------------------------------------
Name                                  Position with Sub-Adviser          Business, profession, vocation or
                                                                         employment of a substantial
                                                                         nature, that the Sub-Adviser, and
                                                                         each director, officer or partner
                                                                         of the Sub-Adviser, IS OR HAS BEEN
                                                                         ENGAGED WITHIN THE LAST TWO FISCAL
                                                                         YEARS for his or her own account
                                                                         or in the capacity of director,
                                                                         officer, employee, partner or
                                                                         trustee.
---------------------------------------------------------------------------------------------------------------
Not Applicable                        Not Applicable                     Not Applicable
---------------------------------------------------------------------------------------------------------------

SUB-ADVISERS (DEM Multi-Manager Bond Fund Only)

---------------------------------------------------------------------------------------------------------------
                                        HUGHES CAPITAL MANAGEMENT, INC.
---------------------------------------------------------------------------------------------------------------
Name                                  Position with Sub-Adviser          Business, profession, vocation or
                                                                         employment of a substantial
                                                                         nature, that the Sub-Adviser, and
                                                                         each director, officer or partner
                                                                         of the Sub-Adviser, IS OR HAS BEEN
                                                                         ENGAGED WITHIN THE LAST TWO FISCAL
                                                                         YEARS for his or her own account
                                                                         or in the capacity of director,
                                                                         officer, employee, partner or
                                                                         trustee.
---------------------------------------------------------------------------------------------------------------
Not Applicable                        Not Applicable                     Not Applicable
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                        MDL CAPITAL MANAGEMENT, INC.
---------------------------------------------------------------------------------------------------------------
Name                                  Position with Sub-Adviser          Business, profession, vocation or
                                                                         employment of a substantial
                                                                         nature, that the Sub-Adviser, and
                                                                         each director, officer or partner
                                                                         of the Sub-Adviser, IS OR HAS BEEN
                                                                         ENGAGED WITHIN THE LAST TWO FISCAL
                                                                         YEARS for his or her own account
                                                                         or in the capacity of director,
                                                                         officer, employee, partner or
                                                                         trustee.
---------------------------------------------------------------------------------------------------------------
Not Applicable                        Not Applicable                     Not Applicable
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                     NCM CAPITAL MANAGEMENT GROUP, INC.
---------------------------------------------------------------------------------------------------------------
Name                                  Position with Sub-Adviser          Business, profession, vocation or
                                                                         employment of a substantial
                                                                         nature, that the Sub-Adviser, and
                                                                         each director, officer or partner
                                                                         of the Sub-Adviser, IS OR HAS BEEN
                                                                         ENGAGED WITHIN THE LAST TWO FISCAL
                                                                         YEARS for his or her own account
                                                                         or in the capacity of director,
                                                                         officer, employee, partner or
                                                                         trustee.
----------------------------------------------------------------------------------------------------------------
Maceo K. Sloan                        Chairman, President, CEO and       Member, Morehouse College Investment
                                      Director                           Committee, Atlanta, GA; Board member,
                                                                         International Foundation for
                                                                         Education and Self-Help, Phoenix, AZ;
                                                                         Director, CREF, 730 3rd Avenue, New
                                                                         York, NY 10017 (insurance); Director,
                                                                         Mechanics & Farmers Bank 116 West
                                                                         Parrish Street, Durham, NC 27701
                                                                         (banking); Steering Committee Member,
                                                                         Schaumburg Institute of New York, New
                                                                         York, NY; Chairman, President and
                                                                         CEO, Sloan Financial Group, 103 West
                                                                         Main Street, Durham, NC 27701
                                                                         (holding company); Until 2000,
                                                                         Director, Portfolio Manager, Calvert
                                                                         New Africa Fund, 4550 Montgomery
                                                                         Avenue, Bethesda, MD 20814
                                                                         (investment management); Until 2000,
                                                                         Chairman, New Africa Advisers, 103
                                                                         West Main Street, Durham, NC 27701
                                                                         (investment management); Until 2000,
                                                                         Chairman, CONUXS Communications
                                                                         (formerly PCS Development
                                                                         Corporation), 12 North Main Street,
                                                                         Greenville, SC 29601 (wireless
                                                                         communications); Until 2000, Chairman
                                                                         and CEO, Sloan Communications, 103
                                                                         West Main Street, Durham, NC 27701
                                                                         (wireless communications);
---------------------------------------------------------------------------------------------------------------
Benjamin Blakney                      President, Chief Operating         Director and Chief Operating
                                      Officer                            officer of Sloan Financial
                                                                         Group-Holding Company, 103 West
                                                                         Main Street, Durham, NC  27701
                                                                         (holding company)
---------------------------------------------------------------------------------------------------------------
Benjamin S. Ruffin                    Director                           Director, Sloan Financial
                                                                         Group-Holding Company, 103 West
                                                                         Main Street, Durham, NC 27701
                                                                         (holding company).
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                          SEIX INVESTMENT ADVISORS
---------------------------------------------------------------------------------------------------------------
Name                                  Position with Sub-Adviser          Business, profession, vocation or
                                                                         employment of a substantial
                                                                         nature, that the Sub-Adviser, and
                                                                         each director, officer or partner
                                                                         of the Sub-Adviser, IS OR HAS BEEN
                                                                         ENGAGED WITHIN THE LAST TWO FISCAL
                                                                         YEARS for his or her own account
                                                                         or in the capacity of director,
                                                                         officer, employee, partner or
                                                                         trustee.
---------------------------------------------------------------------------------------------------------------
Christina Seix                        Chairman and CIO                   Director, Federal Home Loan
                                                                         Mortgage Corporation, 8200 Jones
                                                                         Branch Drive, McLean, VA  22102
                                                                         (consolidates, securitizes and
                                                                         reissues home mortgages).

---------------------------------------------------------------------------------------------------------------

Item 27. Principal Underwriter.

(a)      Not applicable.

(b)      Directors and Officers

---------------------------------------------------------------------------------------------------------------
Name and
Principal Business Address            With Underwriter                   With Registrant
---------------------------------------------------------------------------------------------------------------
Nathan A. Chapman, Jr.                President, Director and Chairman   President, Director and Chairman
The Chapman Co.                       of the Board                       of the Board
401 East Pratt Street
28th Floor
Baltimore, MD  21202

---------------------------------------------------------------------------------------------------------------
Earl U. Bravo, Sr.                    Senior Vice President, Secretary   Secretary and Assistant Treasurer
The Chapman Co.                       and Assistant Treasurer
401 East Pratt Street
28th Floor
Baltimore, Maryland  21202

---------------------------------------------------------------------------------------------------------------
M. Lynn Ballard                       Treasurer and Assistant Secretary  Treasurer and Assistant Secretary
The Chapman Co.
401 East Pratt Street
28th Floor
Baltimore, Maryland  21202
---------------------------------------------------------------------------------------------------------------


(c)  Not applicable.

Item 28. Location of Accounts and Records.

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder will be maintained at the offices of Chapman Capital Management, Inc. 401 East Pratt Street, 28th Floor, Baltimore, Maryland

21202 or at the offices of First Data Investor Services Group, Inc., 3200 Horizon Drive, PO Box 61503, King of Prussia, Pennsylvania 19406.

Item 29. Management Services.

Not applicable.

Item 30. Undertakings.

Not applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this post-effective amendment No. 28 and amendment No. 30 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Baltimore, State of Maryland, on February 28, 2002.

                                              THE CHAPMAN FUNDS, INC.



                                              By:  /s/ NATHAN A. CHAPMAN, JR.
                                                  ------------------------------
                                                  Nathan A. Chapman, Jr.
                                                  President

     Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment No. 25 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE                        TITLE                               DATE
---------                        -----                               ----
/s/ NATHAN A. CHAPMAN, JR.       Director and President              February 28, 2002
-----------------------------
    Nathan A. Chapman, Jr.       (principal executive officer)


/s/ M. LYNN BALLARD              Treasurer (principal financial      February 28, 2002
-----------------------------      and accounting officer)
    M. Lynn Ballard

Each of the Directors:
   Nathan A. Chapman, Jr.          Benjamin Hooks
   Berna Gunn-Williams             David Rivers
   Wilfred Marshall                Glenda Glover

By:/s/ NATHAN A. CHAPMAN, JR.                                        February 28, 2002
   --------------------------
      Nathan A. Chapman, Jr.
      as Attorney-in-Fact

                                  EXHIBIT INDEX

10      Consent of Independent Auditors